UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5931
                                                     ---------------------

              Nuveen New York Performance Plus Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT March 31, 2006

                        Nuveen Investments
                        Municipal Exchange-Traded
                        Closed-End Funds

     NUVEEN NEW YORK
     MUNICIPAL VALUE
          FUND, INC.
                 NNY

     NUVEEN NEW YORK
    PERFORMANCE PLUS
MUNICIPAL FUND, INC.
                 NNP

     NUVEEN NEW YORK
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NAN

     NUVEEN NEW YORK
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NXK

Photo of: Man, woman and child at the beach.
Photo of: A child.

                        DEPENDABLE,
                        TAX-FREE INCOME BECAUSE
                        IT'S NOT WHAT YOU EARN,
                        IT'S WHAT YOU KEEP.(R)

                                                        Logo: NUVEEN Investments

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who can help explain this important investment strategy.


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. As an alternative to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.



Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 3, 2006

Nuveen Investments New York Municipal Exchange-Traded Closed-End Funds (NNY, NNP, NAN, NXK)


Portfolio Manager's
        COMMENTS

Portfolio manager Paul Brennan reviews key investment strategies and the six-month performance of these four New York Funds. With 15 years of investment experience, including 9 years with Nuveen, Paul has managed NNY, NNP, and NAN since 1999 and NXK since its inception in 2001.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NEW YORK FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED MARCH 31, 2006?

During this reporting period, we saw an increase in interest rates across the yield curve, although short-term rates rose at a much faster pace than longer-term rates. For example, between October 1, 2005 and March 31, 2006 the Federal Reserve implemented four increases of 0.25% each in the fed funds rate raising this short-term target from 3.75% to 4.75%. In contrast, the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, stood at 5.14% at the end of March 2006, an increase of just 10 basis points from the beginning of October 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as short-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management, part of which included efforts to more closely align the duration and yield curve positioning of these Funds. During this period, our purchase activity focused mainly on attractively priced bonds maturing in 10 to 20 years. As the yield curve continued to flatten, we believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we were also selectively selling holdings with shorter durations (under 10 years), including bonds priced to short call dates, bonds that were currently callable, and short-dated pre-refunded bonds. Selling these shorter duration bonds and reinvesting further out in the 10- to 20-year part of the yield curve also helped to improve the Funds' overall call protection profile.

As yields rose during this period, we also found some opportunities to sell a few of our holdings that were purchased when yields were lower and replace them with similar, newer credits that yielded comparatively more. This process allowed us to maintain the Funds' current portfolio characteristics while strengthening their income streams. It also


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

enabled us to realize some capital losses that can be used to offset any capital gains realized in 2006 or carried forward to offset future realized gains.

In looking for potential purchase candidates, we still kept an opportunistic eye toward all types of bonds that we believed could add value to the Funds' portfolios. Overall, portfolio activity was relatively light during this period, with turnover levels across the Funds falling into the 9% to 12% range. This was due in part to the 13% decline in New York municipal supply during this six-month period. The decrease in supply was even more evident during the first three months of 2006, when new issuance in the state dropped 38% from the levels of the first quarter of 2005.

In general, much of the new supply was highly rated and/or insured, and the majority of our new purchases during this time were higher-rated credits, as we participated in some of the larger issues of the period, including the $950 million Long Island Power Authority (LIPA) offering in March 2006. We purchased a significant amount of these insured bonds for each of the Funds, both to replace the 1998 LIPA bonds that were advance refunded2 and to add to our position in these credits.

While we continued to emphasize maintaining the Funds' weightings of bonds rated BBB or lower and nonrated bonds, tighter supply, and declining relative valuations meant fewer opportunities to find additional lower-rated issues that we believed represented value for shareholders. As a result of this as well as advance refundings of some of the Funds' lower-rated holdings, the Funds' allocations of lower quality bonds declined slightly over this period, although they continued to have good exposure to this asset class.

One area where we did find an opportunity to purchase lower-rated bonds was the tobacco sector. In February 2006, we participated in the $1.4 billion issuance of BBB rated tobacco bonds by TSASC, Inc. New York, purchasing these credits for all four of the New York Funds. This enabled us to replace a portion of the Funds' tobacco exposure that had been reduced by pre-refundings by New York City (the aforementioned TSASC deal) and some of the state's larger counties.


2 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

HOW DID THE FUNDS PERFORM?

Individual results for these New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 3/31/06

                  6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NNY3              1.13%             4.53%            4.99%             5.04%
--------------------------------------------------------------------------------
NNP               0.54%             4.85%            7.22%             6.73%
--------------------------------------------------------------------------------
NAN               0.79%             5.26%            7.39%             NA
--------------------------------------------------------------------------------
NXK               1.10%             5.33%            7.71%             NA
--------------------------------------------------------------------------------
Lehman Brothers NY
Tax-Exempt
Bond Index4       1.03%             3.68%            5.06%             5.98%
--------------------------------------------------------------------------------
Lipper NY
Municipal Debt
Funds Average5    1.58%             5.81%            6.44%             6.28%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended March 31, 2006, the cumulative returns on net asset value (NAV) for NNY and NXK exceeded the return on their Lehman Brothers New York municipal benchmark, while NNP and NAN trailed this index. All of the Funds underperformed the average return for the Lipper New York peer group.

One of the factors affecting the six-month performance of these Funds relative to that of the unleveraged Lehman Brothers New York Tax-Exempt Bond Index was the use of financial leverage. Three of these Funds (NNP, NAN, and NXK) use leverage, while NNY is not leveraged. Although leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or short-term interest rates remain consistently and relatively low (as they have over the past several years), this benefit is reduced when interest rates rise. With increases in both short-term and long-term interest rates during this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effects of leveraging.

In addition, the benefits of leveraging are tied in part to the short-term rates that leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term


3 NNY is an unleveraged Fund; the remaining three Funds in this report are leveraged.

4 The Lehman Brothers New York Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman index do not reflect any expenses.

5 The Lipper New York Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 20; 1 year, 20; 5 years, 10; and 10 years, 7. Fund and Lipper returns assume reinvestment of dividends.

rates, these Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' income streams and total returns. Since NNY is not leveraged, it was not affected by the rise in borrowing costs, which helped its total return performance for the period and accounted for much of the performance differential between NNY and the other Funds in this report. However, we remain convinced that, over the long term, the use of financial leverage should work to the benefit of the Funds that are leveraged. This is demonstrated by the five-year and ten-year return performance--both absolute and relative--of the Funds in this report.

During this reporting period, positive contributors to the Funds' returns included yield curve and duration positioning, allocations to lower-rated credits, and pre-refunding activity. The credit quality and value of the Nuveen New York Funds were also positively impacted by Standard & Poor's February 2006 upgrade of the credit rating on New York personal income tax (PIT) bonds to AAA from AA. The upgrade of these credits, which are issued by public authorities such as New York Dormitory Authority, New York Urban Development Corporation, New York Housing Finance Authority, and New York Thruway Authority, also served as an indication of the state's improving financial status.

As the yield curve continued to flatten over the course of this period and opportunities in lower-quality bonds dwindled, yield curve and duration positioning played more important roles in the Funds' performances. On the whole, intermediate bonds were the most impacted by recent changes in the yield curve. As a result, these bonds generally underperformed both very short bonds and longer bonds, with credits having the longest durations posting the best returns for this period. Yield curve positioning or, more specifically, greater exposure to those parts of the yield curve that performed well helped the performances of these Funds during this period. However, each of these Funds was slightly underexposed to bonds in the longest part of the curve, which hampered their performances to some degree.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value. As of March 31, 2006, bonds rated BBB or lower and nonrated bonds accounted for 11% of NNY and NAN's portfolio, 12% of NNP, and 14% of NXK.

Among the lower-rated holdings making contributions to the Funds' cumulative returns for this period were healthcare (including hospitals) and tobacco credits. At period end, NNY and NNP each held 1.3% of their portfolios in unenhanced, tobacco bonds, while NAN and NXK had allocations of 2% to these credits. Each of the four New York Funds also had modest exposure to bonds issued for British Airways and/or American Airlines, which posted strong performance for the period amid signs of improvement in the airline industry.

We also continued to see a number of advance refundings during this period, which benefited the Funds through price appreciation and enhanced credit quality.

While advance refundings generally enhanced performance for this six-month period, the rising interest rate environment--especially at the short end of the yield curve--meant that many of the the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. This was especially true in NNP, which had the largest allocation of pre-refunded bonds among these four Funds. In addition to the factors mentioned above, security-specific issues--including the timing and amount of advance refundings--also accounted for some of the performance differential among these Funds.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MARCH 31, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of March 31, 2006, all of these Funds continued to offer excellent credit quality, with bonds rated AAA/U.S. guaranteed and AA comprising 82% of NXK's portfolio, 83% of NNP, and 84% in NNY and NAN.

As of March 31, 2006, potential call exposure for the period April 2006 through the end of 2007 ranged from 2% in NXK and 4% in NAN and NNP to 10% in NNY. We continued to work to manage the call structure of all of these Funds in a manner to enable us to balance the funds' income and total return objectives. The number of actual bond calls will depend largely on future market interest rates and borrower-specific circumstances.

Dividend and Share Price
      INFORMATION


As previously noted, all of the Funds in this report except NNY use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' borrowing costs also rise, reducing the extent of the benefits of leveraging. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds generally offering lower yields. These factors resulted in one monthly dividend reduction in NNP, NAN, and NXK over the six-month period ended March 31, 2006. The dividend of NNY remained stable throughout this reporting period.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2005, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NNP                          $0.3007                            $0.0012
--------------------------------------------------------------------------------
NAN                          $0.1864                                 --
--------------------------------------------------------------------------------
NXK                          $0.2014                            $0.0040
--------------------------------------------------------------------------------

These distributions, which represented an important part of the total returns of these three Funds for this period, were generated by bond calls and the sale of appreciated securities. This had a slight negative impact on the Funds' earning power per common share and was a minor factor in the common share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2006, all of the Funds in this report had positive UNII balances for financial statement purposes and positive UNII balances, based upon our best estimate, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             3/31/06                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NNY                           -4.21%                             -7.83%
--------------------------------------------------------------------------------
NNP                           +3.74%                             +1.83%
--------------------------------------------------------------------------------
NAN                           +4.71%                             +3.95%
--------------------------------------------------------------------------------
NXK                           +2.52%                             +1.77%
--------------------------------------------------------------------------------

Nuveen New York Municipal Value Fund, Inc.
NNY


Performance
     OVERVIEW As of March 31, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              57%
AA                               27%
A                                 5%
BBB                               6%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                           0.0355
May                           0.0355
Jun                           0.0355
Jul                           0.0355
Aug                           0.0355
Sep                           0.0355
Oct                           0.0355
Nov                           0.0355
Dec                           0.0355
Jan                           0.0355
Feb                           0.0355
Mar                           0.0355

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       9.57
                              9.42
                              9.49
                              9.46
                              9.34
                              9.36
                              9.45
                              9.45
                              9.4
                              9.42
                              9.44
                              9.38
                              9.35
                              9.3
                              9.29
                              9.24
                              9.3
                              9.34
                              9.41
                              9.37
                              9.46
                              9.46
                              9.47
                              9.47
                              9.45
                              9.5
                              9.45
                              9.45
                              9.56
                              9.53
                              9.53
                              9.5
                              9.58
                              9.55
                              9.57
                              9.53
                              9.61
                              9.62
                              9.7
                              9.59
                              9.53
                              9.59
                              9.6
                              9.74
                              9.71
                              9.64
                              9.61
                              9.64
                              9.6
                              9.59
                              9.73
                              9.69
                              9.65
                              9.75
                              9.64
                              9.54
                              9.5
                              9.58
                              9.64
                              9.61
                              9.68
                              9.64
                              9.62
                              9.65
                              9.68
                              9.73
                              9.7
                              9.74
                              9.71
                              9.65
                              9.69
                              9.71
                              9.74
                              9.69
                              9.73
                              9.71
                              9.75
                              9.7
                              9.65
                              9.75
                              9.71
                              9.7
                              9.69
                              9.78
                              9.69
                              9.69
                              9.7
                              9.73
                              9.69
                              9.69
                              9.7
                              9.68
                              9.6
                              9.62
                              9.52
                              9.54
                              9.52
                              9.59
                              9.55
                              9.56
                              9.6
                              9.54
                              9.59
                              9.68
                              9.63
                              9.6
                              9.69
                              9.77
                              9.7
                              9.71
                              9.72
                              9.74
                              9.64
                              9.65
                              9.7
                              9.67
                              9.63
                              9.54
                              9.44
                              9.45
                              9.45
                              9.48
                              9.45
                              9.33
                              9.24
                              9.29
                              9.24
                              9.26
                              9.28
                              9.26
                              9.31
                              9.28
                              9.25
                              9.26
                              9.21
                              9.26
                              9.25
                              9.15
                              9.05
                              9.05
                              8.99
                              9.01
                              8.97
                              9.01
                              9.1
                              9.12
                              9.14
                              9.11
                              9.15
                              9.08
                              9.12
                              9.05
                              9.06
                              9.16
                              9.15
                              9.11
                              9.16
                              9.1
                              9.02
                              9.13
                              9.06
                              9.06
                              9.05
                              9.03
                              9.04
                              9.1
                              9.07
                              9.11
                              9.11
                              9.09
                              9.09
                              9.07
                              9.13
                              9.15
                              9.14
                              9.14
                              9.07
                              9.08
                              9.06
                              9.03
                              9
                              9.05
                              8.98
                              9.01
                              9.01
                              9.06
                              9.02
                              9.1
                              9.12
                              9.14
                              9.15
                              9.15
                              9.2
                              9.2
                              9.21
                              9.2
                              9.28
                              9.3
                              9.33
                              9.32
                              9.24
                              9.22
                              9.18
                              9.18
                              9.24
                              9.22
                              9.22
                              9.24
                              9.32
                              9.27
                              9.29
                              9.32
                              9.3
                              9.26
                              9.25
                              9.23
                              9.18
                              9.24
                              9.26
                              9.24
                              9.27
                              9.25
                              9.29
                              9.23
                              9.25
                              9.23
                              9.28
                              9.27
                              9.31
                              9.29
                              9.29
                              9.34
                              9.36
                              9.37
                              9.37
                              9.39
                              9.42
                              9.37
                              9.4
                              9.41
                              9.44
                              9.36
                              9.43
                              9.47
                              9.48
                              9.58
                              9.51
                              9.59
                              9.58
                              9.6
                              9.67
                              9.62
                              9.73
                              9.68
                              9.5
3/31/06                       9.55


FUND SNAPSHOT
------------------------------------
Common Share Price             $9.55
------------------------------------
Common Share
Net Asset Value                $9.97
------------------------------------
Premium/(Discount) to NAV     -4.21%
------------------------------------
Market Yield                   4.46%
------------------------------------
Taxable-Equivalent Yield1      6.66%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $150,739
------------------------------------
Average Effective
Maturity on Securities (Years) 17.65
------------------------------------
Modified Duration               5.28
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.52%         1.13%
------------------------------------
1-Year          4.93%         4.53%
------------------------------------
5-Year          5.92%         4.99%
------------------------------------
10-Year         4.52%         5.04%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.2%
------------------------------------
U.S. Guaranteed                13.3%
------------------------------------
Health Care                    12.1%
------------------------------------
Long-Term Care                 11.2%
------------------------------------
Utilities                       9.3%
------------------------------------
Transportation                  8.3%
------------------------------------
Education and
   Civic Organizations          6.8%
------------------------------------
Housing/Multifamily             5.1%
------------------------------------
Other                          11.7%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP

Performance
      OVERVIEW As of March 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              58%
AA                               25%
A                                 5%
BBB                               7%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0815
May                           0.0815
Jun                           0.0815
Jul                           0.0815
Aug                           0.0815
Sep                            0.078
Oct                            0.078
Nov                            0.078
Dec                            0.078
Jan                            0.078
Feb                            0.078
Mar                            0.074

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       14.74
                              14.9
                              14.94
                              15.01
                              14.94
                              14.95
                              15.03
                              15.03
                              15.03
                              15.07
                              15.06
                              15.1
                              15.23
                              15.18
                              15.18
                              15.16
                              15.19
                              15.3
                              15.34
                              15.44
                              15.39
                              15.39
                              15.5
                              15.61
                              15.71
                              15.65
                              15.54
                              15.58
                              15.65
                              15.66
                              15.62
                              15.66
                              15.74
                              15.71
                              15.75
                              15.73
                              15.74
                              15.91
                              15.86
                              15.85
                              15.73
                              15.72
                              15.93
                              16.01
                              16
                              16.04
                              15.98
                              15.99
                              15.97
                              15.92
                              15.92
                              15.86
                              15.88
                              15.81
                              16.04
                              16.04
                              15.95
                              15.94
                              16
                              15.99
                              16.02
                              16.17
                              16.22
                              16.2
                              16.15
                              16.2
                              16.17
                              16.15
                              16.16
                              16.19
                              16.19
                              16.2
                              16.14
                              16.15
                              16.2
                              16.14
                              16.24
                              16.19
                              16.2
                              16.25
                              16.16
                              16.24
                              16.22
                              16.25
                              16.2
                              16.2
                              16.33
                              16.47
                              16.34
                              16.37
                              16.38
                              16.23
                              16.11
                              16.17
                              16.13
                              16.1
                              16.12
                              16.14
                              16.12
                              16.23
                              16.27
                              16.25
                              16.32
                              16.35
                              16.35
                              16.45
                              16.52
                              16.54
                              16.62
                              16.54
                              16.8
                              16.82
                              16.81
                              16.8
                              16.75
                              16.84
                              16.5
                              16.31
                              16.3
                              16.27
                              16.24
                              16.22
                              16.37
                              16.23
                              15.96
                              15.92
                              15.93
                              16.06
                              16.03
                              16.01
                              16.01
                              16.07
                              16.08
                              16.08
                              16.1
                              16.03
                              16.18
                              16
                              15.89
                              15.7
                              15.51
                              15.54
                              15.49
                              15.61
                              15.75
                              15.85
                              15.85
                              15.9
                              15.99
                              15.97
                              15.98
                              15.9
                              15.82
                              15.86
                              15.91
                              15.99
                              16.04
                              16.06
                              16.07
                              16.1
                              16.05
                              15.93
                              15.98
                              16.01
                              16.08
                              16.1
                              16.1
                              16.13
                              16.12
                              16.33
                              16.39
                              16.53
                              16.47
                              16.55
                              16.53
                              16.43
                              16.38
                              16.39
                              16.35
                              16.36
                              15.9
                              15.93
                              15.9
                              15.81
                              15.84
                              15.85
                              15.75
                              15.75
                              15.83
                              15.83
                              15.87
                              15.89
                              16.02
                              16.02
                              16.18
                              16.43
                              16.55
                              16.65
                              16.75
                              16.64
                              16.59
                              16.58
                              16.32
                              16.46
                              16.34
                              16.4
                              16.36
                              16.43
                              16.42
                              16.34
                              16.42
                              16.54
                              16.5
                              16.5
                              16.59
                              16.6
                              16.49
                              16.43
                              16.6
                              16.49
                              16.6
                              16.51
                              16.64
                              16.6
                              16.71
                              16.7
                              17.05
                              16.96
                              17.08
                              16.98
                              17.02
                              17.18
                              17.25
                              17.15
                              17.14
                              16.96
                              16.86
                              16.8
                              16.96
                              16.8
                              16.79
                              16.63
                              16.61
                              16.53
                              16.61
                              16.56
                              16.65
                              16.63
                              16.58
                              16.68
                              16.67
                              16.56
                              16.31
                              16.3
                              16.31
3/31/06                       16.35


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.35
------------------------------------
Common Share
Net Asset Value               $15.76
------------------------------------
Premium/(Discount) to NAV      3.74%
------------------------------------
Market Yield                   5.43%
------------------------------------
Taxable-Equivalent Yield1      8.10%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $236,477
------------------------------------
Average Effective
Maturity on Securities (Years) 16.55
------------------------------------
Leverage-Adjusted Duration      8.38
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.98%         0.54%
------------------------------------
1-Year         19.50%         4.85%
------------------------------------
5-Year          9.41%         7.22%
------------------------------------
10-Year         6.46%         6.73%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.7%
------------------------------------
U.S. Guaranteed                17.6%
------------------------------------
Health Care                    10.7%
------------------------------------
Education and
  Civic Organizations          10.6%
------------------------------------
Utilities                       9.0%
------------------------------------
Transportation                  8.7%
------------------------------------
Long-Term Care                  5.0%
------------------------------------
Water and Sewer                 4.8%
------------------------------------
Other                          13.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.3019 per share.

Nuveen New York Dividend Advantage Municipal Fund
NAN

Performance
     OVERVIEW As of March 31, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              58%
AA                               26%
A                                 5%
BBB                               6%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0825
May                           0.0825
Jun                           0.0825
Jul                           0.0825
Aug                           0.0825
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785
Dec                           0.0785
Jan                           0.0785
Feb                           0.0785
Mar                           0.0745

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       14.89
                              15.01
                              15.03
                              15.03
                              15
                              14.99
                              15.07
                              15.18
                              15.16
                              15.19
                              15.01
                              15.05
                              15.16
                              15.19
                              15.25
                              15.21
                              15.26
                              15.44
                              15.7
                              15.7
                              15.73
                              15.73
                              15.9
                              15.61
                              15.72
                              15.8
                              15.77
                              15.85
                              16
                              15.73
                              15.71
                              15.81
                              15.97
                              15.96
                              15.95
                              15.72
                              15.69
                              15.71
                              15.83
                              15.85
                              15.86
                              15.84
                              15.93
                              15.92
                              15.93
                              15.9
                              15.94
                              15.91
                              15.9
                              15.94
                              15.95
                              15.97
                              16
                              15.9
                              15.91
                              15.98
                              16.02
                              15.93
                              15.99
                              15.91
                              15.93
                              15.97
                              16
                              16.06
                              16.15
                              16.15
                              16.18
                              16.2
                              16.14
                              16.23
                              16.35
                              16.54
                              16.4
                              16.38
                              16.47
                              16.44
                              16.35
                              16.4
                              16.37
                              16.25
                              16.22
                              16.19
                              16.7
                              16.49
                              16.49
                              16.49
                              16.37
                              16.31
                              16.3
                              16.2
                              16.1
                              15.95
                              15.96
                              15.96
                              15.93
                              15.89
                              15.98
                              16.05
                              15.94
                              15.99
                              15.95
                              16.12
                              16.17
                              16.22
                              16.35
                              16.47
                              16.42
                              16.45
                              16.3
                              16.39
                              16.51
                              16.62
                              16.69
                              16.7
                              16.7
                              16.7
                              16.66
                              16.52
                              16.46
                              16.55
                              16.64
                              16.7
                              16.43
                              16.25
                              15.94
                              15.93
                              15.84
                              15.95
                              16
                              16.11
                              16.17
                              16.25
                              16.27
                              15.9
                              15.84
                              15.9
                              15.92
                              15.78
                              15.63
                              15.75
                              15.51
                              15.38
                              15.33
                              15.4
                              15.49
                              15.57
                              15.91
                              15.75
                              15.8
                              15.94
                              15.94
                              15.85
                              15.78
                              16
                              15.95
                              15.93
                              16
                              15.95
                              15.89
                              15.9
                              15.82
                              15.69
                              15.66
                              15.8
                              15.8
                              15.65
                              15.71
                              15.68
                              15.76
                              15.71
                              16
                              16.05
                              16.15
                              16.2
                              16.31
                              16.32
                              16.31
                              16.42
                              16.3
                              16.33
                              16.13
                              16.05
                              15.92
                              16.01
                              16.04
                              16.04
                              16.05
                              16.07
                              16.3
                              16.29
                              16.38
                              16.5
                              16.59
                              16.59
                              16.55
                              16.65
                              16.74
                              16.78
                              16.8
                              16.73
                              16.6
                              16.75
                              16.65
                              16.78
                              16.43
                              16.26
                              16.29
                              16.4
                              16.36
                              16.38
                              16.3
                              16.45
                              16.47
                              16.66
                              16.75
                              16.68
                              16.53
                              16.46
                              16.61
                              16.45
                              16.5
                              16.28
                              16.3
                              16.35
                              16.38
                              16.38
                              16.48
                              16.57
                              16.66
                              16.61
                              16.6
                              16.62
                              16.61
                              16.7
                              16.7
                              16.26
                              16.33
                              16.12
                              16.02
                              16.11
                              15.97
                              15.91
                              15.83
                              15.71
                              15.67
                              15.73
                              15.68
                              15.89
                              15.94
                              15.91
                              15.95
                              16.04
                              15.95
                              15.93
                              15.75
3/31/06                       16.02


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.02
------------------------------------
Common Share
Net Asset Value               $15.30
------------------------------------
Premium/(Discount) to NAV      4.71%
------------------------------------
Market Yield                   5.58%
------------------------------------
Taxable-Equivalent Yield1      8.33%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $141,202
------------------------------------
Average Effective
Maturity on Securities (Years) 17.24
------------------------------------
Leverage-Adjusted Duration      7.77
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------

           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.46%         0.79%
------------------------------------
1-Year         15.08%         5.26%
------------------------------------
5-Year          8.10%         7.39%
------------------------------------
Since
Inception       7.40%         7.35%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    22.4%
------------------------------------
Tax Obligation/Limited         20.0%
------------------------------------
U.S. Guaranteed                12.0%
------------------------------------
Education and
  Civic Organizations          10.0%
------------------------------------
Transportation                  8.2%
------------------------------------
Tax Obligation/General          7.5%
------------------------------------
Utilities                       6.6%
------------------------------------
Other                          13.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.1864 per share.

Nuveen New York Dividend Advantage Municipal Fund 2
NXK

Performance
     OVERVIEW As of March 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              66%
AA                               16%
A                                 4%
BBB                               9%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076
Jan                            0.076
Feb                            0.076
Mar                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                        14.6
                              14.67
                              14.75
                              14.69
                              14.61
                              14.55
                              14.54
                              14.6
                              14.65
                              14.67
                              14.75
                              14.82
                              14.95
                              14.91
                              14.77
                              14.81
                              14.75
                              15.04
                              15
                              14.94
                              14.97
                              14.97
                              15.12
                              15.06
                              15.13
                              15.04
                              15
                              15.15
                              15.25
                              15.15
                              15.07
                              15
                              14.99
                              15.19
                              15.24
                              15.27
                              15.28
                              15.2
                              15.11
                              15.15
                              15.15
                              15.13
                              15.2
                              15.34
                              15.27
                              15.27
                              15.28
                              15.3
                              15.3
                              15.34
                              15.34
                              15.28
                              15.29
                              15.24
                              15.27
                              15.3
                              15.25
                              15.25
                              15.38
                              15.45
                              15.54
                              15.75
                              15.74
                              15.77
                              15.79
                              15.7
                              15.86
                              15.84
                              15.8
                              15.85
                              15.83
                              15.93
                              15.87
                              15.82
                              15.88
                              15.92
                              15.92
                              15.85
                              15.85
                              16
                              15.95
                              15.99
                              15.99
                              16.03
                              15.83
                              15.83
                              15.78
                              15.88
                              15.87
                              15.8
                              15.81
                              15.92
                              15.7
                              15.74
                              15.72
                              15.75
                              15.87
                              16
                              15.8
                              15.78
                              15.7
                              15.72
                              15.71
                              15.72
                              15.8
                              16
                              15.95
                              16
                              16
                              16.02
                              16.13
                              16.05
                              16.13
                              16.05
                              15.99
                              16.11
                              15.95
                              15.92
                              15.9
                              15.89
                              16.06
                              15.85
                              15.84
                              15.66
                              15.62
                              15.49
                              15.44
                              15.49
                              15.4
                              15.34
                              15.4
                              15.39
                              15.37
                              15.39
                              15.28
                              15.34
                              15.35
                              15.39
                              15.2
                              15.4
                              15.02
                              15
                              15.4
                              14.89
                              15.01
                              15
                              14.95
                              14.95
                              14.88
                              14.95
                              15.02
                              15.1
                              15.04
                              15.44
                              15.1
                              15.11
                              15.12
                              15.1
                              14.92
                              15.12
                              15.02
                              14.94
                              15
                              15.05
                              15
                              14.95
                              15
                              14.98
                              15
                              15.19
                              15.34
                              15.39
                              15.2
                              15.14
                              15.02
                              15.11
                              15.14
                              15.4
                              15.19
                              15.34
                              15.01
                              15.25
                              15.25
                              15.38
                              15.45
                              15.46
                              15.8
                              15.92
                              16.08
                              16.02
                              16.1
                              16.22
                              16.06
                              16.06
                              16.22
                              16.38
                              16.28
                              16.18
                              16.2
                              16.04
                              15.91
                              15.91
                              15.95
                              15.91
                              15.95
                              16.25
                              16.15
                              15.94
                              15.9
                              15.96
                              15.9
                              16.11
                              15.95
                              15.84
                              16.15
                              16
                              15.8
                              15.89
                              16.05
                              16
                              16.1
                              16.1
                              16.05
                              15.97
                              16.1
                              15.9
                              15.85
                              16.06
                              16.12
                              16.1
                              16.03
                              16.15
                              16
                              16
                              16.01
                              15.9
                              15.76
                              15.76
                              15.8
                              15.6
                              15.49
                              15.35
                              15.3
                              15.13
                              15.32
                              15.42
                              15.43
                              15.47
                              15.42
                              15.46
                              15.47
                              15.57
                              15.4
                              15.46
                              15.43
3/31/06                       15.46


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.46
------------------------------------
Common Share
Net Asset Value               $15.08
------------------------------------
Premium/(Discount) to NAV      2.52%
------------------------------------
Market Yield                   5.59%
------------------------------------
Taxable-Equivalent Yield1      8.34%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $97,543
------------------------------------
Average Effective
Maturity on Securities (Years) 16.88
------------------------------------
Leverage-Adjusted Duration      7.75
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.04%         1.10%
------------------------------------
1-Year         13.76%         5.33%
------------------------------------
5-Year          7.39%         7.71%
------------------------------------
Since
Inception       7.37%         7.65%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.0%
------------------------------------
U.S. Guaranteed                14.9%
------------------------------------
Health Care                    13.3%
------------------------------------
Transportation                 12.2%
------------------------------------
Education and
  Civic Organizations          10.6%
------------------------------------
Utilities                      10.5%
------------------------------------
Tax Obligation/General          8.6%
------------------------------------
Other                           9.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.2054 per share.

Shareholder
        MEETING REPORT

The shareholder meeting was held at the offices of Nuveen Investments on March 29, 2006.

                                                         NNY                                   NNP                   NAN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                Common and                            Common and
                                                             MuniPreferred       MuniPreferred     MuniPreferred       MuniPreferred
                                                             shares voting       shares voting     shares voting       shares voting
                                                   Common         together            together          together            together
                                                   shares       as a class          as a class        as a class          as a class
====================================================================================================================================
Robert P. Bremner
   For                                         12,325,233       12,344,036                  --         8,533,294                  --
   Withhold                                       220,023          258,176                  --            69,352                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       12,545,256       12,602,212                  --         8,602,646                  --
====================================================================================================================================
Lawrence H. Brown
   For                                                 --       12,350,782                  --         8,532,967                  --
   Withhold                                            --          251,430                  --            69,679                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               --       12,602,212                  --         8,602,646                  --
====================================================================================================================================
Jack B. Evans
   For                                         12,341,157       12,350,449                  --         8,540,836                  --
   Withhold                                       204,099          251,763                  --            61,810                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       12,545,256       12,602,212                  --         8,602,646                  --
====================================================================================================================================
William C. Hunter
   For                                                 --       12,359,115                  --         8,540,436                  --
   Withhold                                            --          243,097                  --            62,210                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               --       12,602,212                  --         8,602,646                  --
====================================================================================================================================
David J. Kundert
   For                                                 --       12,357,715                  --         8,540,036                  --
   Withhold                                            --          244,497                  --            62,610                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               --       12,602,212                  --         8,602,646                  --
====================================================================================================================================
William J. Schneider
   For                                         12,341,557               --               4,070                --               2,647
   Withhold                                       203,699               --                  21                --                   2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       12,545,256               --               4,091                --               2,649
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                 --               --               4,070                --               2,647
   Withhold                                            --               --                  21                --                   2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               --               --               4,091                --               2,649
====================================================================================================================================
Judith M. Stockdale
   For                                         12,331,520       12,353,582                  --         8,538,261                  --
   Withhold                                       213,736          248,630                  --            64,385                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       12,545,256       12,602,212                  --         8,602,646                  --
====================================================================================================================================
Eugene S. Sunshine
   For                                                 --       12,347,838                  --         8,537,461                  --
   Withhold                                            --          254,374                  --            65,185                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               --       12,602,212                  --         8,602,646                  --
====================================================================================================================================

Shareholder
           MEETING REPORT (continued)


                                                                                                                 NXK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                       Common and
                                                                                                    MuniPreferred      MuniPreferred
                                                                                                    shares voting      shares voting
                                                                                                         together           together
                                                                                                       as a class         as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                                                 5,820,272                  --
   Withhold                                                                                               47,787                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,868,059                  --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                 5,815,703                  --
   Withhold                                                                                               52,356                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,868,059                  --
====================================================================================================================================
Jack B. Evans
   For                                                                                                 5,820,932                  --
   Withhold                                                                                               47,127                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,868,059                  --
====================================================================================================================================
William C. Hunter
   For                                                                                                 5,820,932                  --
   Withhold                                                                                               47,127                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,868,059                  --
====================================================================================================================================
David J. Kundert
   For                                                                                                 5,819,576                  --
   Withhold                                                                                               48,483                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,868,059                  --
====================================================================================================================================
William J. Schneider
   For                                                                                                        --               1,676
   Withhold                                                                                                   --                  34
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                      --               1,710
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                        --               1,676
   Withhold                                                                                                   --                  34
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                      --               1,710
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                 5,820,676                  --
   Withhold                                                                                               47,383                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,868,059                  --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                 5,820,932                  --
   Withhold                                                                                               47,127                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,868,059                  --
====================================================================================================================================

                        Nuveen New York Municipal Value Fund, Inc. (NNY)
                        Portfolio of
                                INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.2% (0.3% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-      $     277,043
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.3% (1.3% OF TOTAL INVESTMENTS)

          135   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            138,341
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

          360   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            364,604
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          455   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            464,719
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          275   Rensselaer Tobacco Asset Securitization Corporation, New York,        6/12 at 100.00         BBB            277,797
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
          345    4.750%, 6/01/22                                                      6/16 at 100.00         BBB            342,478
          345    5.000%, 6/01/26                                                      6/16 at 100.00         BBB            340,874

------------------------------------------------------------------------------------------------------------------------------------
        1,915   Total Consumer Staples                                                                                    1,928,813
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 6.7% (6.8% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Law School, Series 2000A:
          600    5.700%, 10/01/20 - RAAI Insured                                     10/10 at 100.00          AA            639,210
          750    5.750%, 10/01/30 - RAAI Insured                                     10/10 at 100.00          AA            800,543

          800   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00          AA            845,072
                 Bonds, D'Youville College, Series 2001, 5.250%, 7/01/20 -
                 RAAI Insured

          615   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            691,850
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          1,346,213
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 102.00          AA            809,378
                 Pratt Institute, Series 1999, 6.000%, 7/01/24 - RAAI Insured

                Dormitory Authority of the State of New York, Second General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1993A:
        1,000    5.750%, 7/01/18                                                        No Opt. Call         AA-          1,121,570
        1,400    6.000%, 7/01/20                                                        No Opt. Call         AA-          1,634,360

          265   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            271,137
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            249,552
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,137,103
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          575   New York City Trust for Cultural Resources, New York, Revenue         7/10 at 101.00           A            617,585
                 Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------
        9,350   Total Education and Civic Organizations                                                                  10,163,573
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.3% (0.3% OF TOTAL INVESTMENTS)

          400   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         Aa3            440,712
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                                       17


                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 11.9% (12.1% OF TOTAL INVESTMENTS)

$         490   Cattaraugus County Industrial Development Agency,                     8/08 at 102.00          AA      $     504,974
                 New York, Revenue Bonds, Olean General Hospital,
                 Series 1998A, 5.250%, 8/01/23

        2,250   Dormitory Authority of the State of New York, FHA-Insured             2/07 at 102.00         AAA          2,331,630
                 Mortgage Nursing Home Revenue Bonds, Rosalind and
                 Joseph Gurwin Jewish Geriatric Center of Long Island,
                 Series 1997, 5.700%, 2/01/37 - AMBAC Insured

          705   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            732,241
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

          900   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            933,444
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        1,800   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          1,828,440
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          1,361,787
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          1,072,540
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1            253,113
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        1,630   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,748,843
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          100   Dormitory Authority of the State of New York, Revenue Bonds,          7/06 at 102.00          B2             98,583
                 Nyack Hospital, Series 1996, 6.250%, 7/01/13

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            525,080
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            517,620
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          290   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            302,531
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

          670   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            705,182
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA            518,730
                 Health System Revenue Bonds, Series 1999A, 5.125%, 2/15/14 -
                 AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,175    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,249,730
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,600

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            507,645
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

          250   New York City Industrial Development Agency, New York, Civic          7/12 at 101.00          B2            255,415
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

          970   Newark-Wayne Community Hospital, New York, Hospital                   9/06 at 100.00         N/R            969,952
                 Revenue Refunding and Improvement Bonds, Series 1993A,
                 7.600%, 9/01/15

          500   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB            521,080
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       17,230   Total Health Care                                                                                        18,002,160
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.1% (5.1% OF TOTAL INVESTMENTS)

          400   East Syracuse Housing Authority, New York, FHA-Insured                4/10 at 102.00         AAA            433,128
                 Section 8 Assisted Revenue Refunding Bonds, Bennet Project,
                 Series 2001A, 6.700%, 4/01/21

        1,690   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          1,759,087
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
$       1,000    5.400%, 11/01/21                                                     5/11 at 101.00          AA      $   1,050,870
        1,000    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,036,510
        1,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          1,036,180

          480   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            482,554
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          440   New York State Housing Finance Agency, Secured Mortgage               8/11 at 100.00         Aa1            459,708
                 Program Multifamily Housing Revenue Bonds, Series 2001E,
                 5.600%, 8/15/20 (Alternative Minimum Tax)

        1,275   Westchester County Industrial Development Agency, New York,           8/11 at 102.00         Aaa          1,357,569
                 GNMA Collateralized Mortgage Loan Revenue Bonds,
                 Living Independently for the Elderly Inc., Series 2001A,
                 5.375%, 8/20/21

------------------------------------------------------------------------------------------------------------------------------------
        7,285   Total Housing/Multifamily                                                                                 7,615,606
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.7% (3.8% OF TOTAL INVESTMENTS)

          950   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1            946,846
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

        3,750   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1          3,843,337
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17 (Alternative
                 Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa            848,896
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,540   Total Housing/Single Family                                                                               5,639,079
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 11.1% (11.2% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,078,340
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,032,720
                 Mortgage Nursing Home Revenue Bonds, Eger Healthcare
                 Center of Staten Island, Series 1998, 5.100%, 2/01/28

        2,945   Dormitory Authority of the State of New York, FHA-Insured             2/07 at 102.00          AA          3,052,874
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home for
                 the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

        1,770   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 102.00         AA-          1,815,312
                 Mortgage Revenue Bonds, German Masonic Home
                 Corporation, Series 1996, 5.950%, 8/01/26

        2,000   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 102.00         AAA          2,076,280
                 Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
                 Series 1996, 6.125%, 2/01/36

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Aa3          1,078,330
                 Concord Nursing Home Inc., Series 2000, 6.500%, 7/01/29

          135   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00           A            136,937
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

        2,015   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          2,108,959
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

        3,125   East Rochester Housing Authority, New York, FHA-Insured               8/08 at 101.00         AAA          3,180,812
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1998A, 5.250%, 8/01/38

          525   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            563,750
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          530   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            555,557
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001A-1, 7.250%, 7/01/16

------------------------------------------------------------------------------------------------------------------------------------
       16,045   Total Long-Term Care                                                                                     16,679,871
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 3.9% (3.9% OF TOTAL INVESTMENTS)

          750   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A+            800,700
                 Fiscal Series 2004C, 5.250%, 8/15/16

                New York City, New York, General Obligation Bonds,
                 Fiscal Series 2004E:
        1,000    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,053,070
          400    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA            420,344


                                       19


                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         825   New York City, New York, General Obligation Bonds,                    8/15 at 100.00         AAA      $     878,567
                 Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured

        2,000   New York City, New York, General Obligation Bonds,                    9/15 at 100.00         AAA          2,111,360
                 Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

          550   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            579,816
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,525   Total Tax Obligation/General                                                                              5,843,857
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 21.9% (22.2% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,072,720
                 Series 2003A, 5.250%, 11/01/21

                Dormitory Authority of the State of New York, Department
                of Health Revenue Bonds, Series 2005A:
          395    5.250%, 7/01/24 - CIFG Insured                                       7/15 at 100.00         AAA            423,519
          250    5.000%, 7/01/25 - CIFG Insured                                       7/15 at 100.00         AAA            259,835

           50   Dormitory Authority of the State of New York, Improvement             2/08 at 100.00         AAA             51,063
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - FSA Insured

          380   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            395,588
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        1,810   Dormitory Authority of the State of New York, Service Contract        4/12 at 100.00         AA-          1,913,713
                 Bonds, Child Care Facilities Development Program,
                 Series 2002, 5.375%, 4/01/16

          275   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            289,702
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

          350   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            388,794
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,124,240
        1,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          1,026,290

        1,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AA-          1,047,180
                 Service Contract Refunding Bonds, Series 2002A,
                 5.125%, 1/01/29

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            585,049
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,049,200
          740    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            776,408
          550    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            576,263
        1,510    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,579,898

        1,330   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,382,548
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        1,000   New York Convention Center Development Corporation,                  11/15 at 100.00         AAA          1,031,710
                 Hotel Unit Fee Revenue Bonds, Series 2005,
                 5.000%, 11/15/44 - AMBAC Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,043,640
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

          840   New York State Housing Finance Agency, State Personal                 9/15 at 100.00         AAA            872,365
                 Income Tax Revenue Bonds, Economic Development and
                 Housing, Series 2006A, 5.000%, 3/15/36

        2,450   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          2,785,944
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,620   New York State Thruway Authority, State Personal Income               3/12 at 100.00         AAA          1,695,071
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,800    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          1,917,540
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,125,500

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,078,710
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,750   New York State Urban Development Corporation, Service                 1/17 at 100.00         AA-      $   1,869,840
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

          600   New York State Urban Development Corporation, Special                   No Opt. Call         AA-            698,442
                 Project Revenue Bonds, University Facilities Grants,
                 Series 1995, 5.875%, 1/01/21

        1,230   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,291,820
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

           75   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-             80,528
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

        1,500   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          1,652,250
                 Loan Note, Series 1999A, 6.500%, 10/01/24

------------------------------------------------------------------------------------------------------------------------------------
       31,065   Total Tax Obligation/Limited                                                                             33,085,370
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 8.2% (8.3% OF TOTAL INVESTMENTS)

          400   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            424,588
                 Series 2001A, 5.625%, 7/15/25

          500   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA            545,660
                 Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 -
                 AMBAC Insured

        1,100   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,005,114
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00          B-          1,119,500
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          670   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            697,651
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          400    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            417,588
        1,200    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          1,250,904

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            526,980
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                 Revenue Bonds, One Hundred Fortieth Series 2005:
          500    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            532,970
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,048,810
          435    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            454,484

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,598,350
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            888,537
          800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA            855,384

------------------------------------------------------------------------------------------------------------------------------------
       11,785   Total Transportation                                                                                     12,366,520
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 13.2% (13.3% OF TOTAL INVESTMENTS) (4)

        3,345   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA          3,990,885
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

          600   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA            655,320
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded 3/15/13)

           25   Dormitory Authority of the State of New York, Suffolk County,         4/06 at 109.85    Baa1 (4)             33,997
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14 (ETM)

          350   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA            384,111
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

        2,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,330,932
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)


                                       21


                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
$         150    6.000%, 6/01/15 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA      $     164,885
          655    6.150%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            723,598

        1,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00    BBB- (4)          1,093,610
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27 (Pre-refunded 7/15/09)

           20   New York City, New York, General Obligation Bonds,                   10/07 at 101.00         Aaa             20,940
                 Fiscal Series 1997G, 6.000%, 10/15/26 (Pre-refunded 10/15/07)

          350   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA            381,336
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
                 (Pre-refunded 6/01/10)

        1,000   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          1,072,490
                 Trust Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured

          750   Niagara Falls City School District, Niagara County, New York,         6/09 at 101.00    BBB- (4)            822,810
                 Certificates of Participation, High School Facility,
                 Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,154,220
                 Water Treatment Plant Bonds, Series 1994, 7.250%, 11/01/11 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

        2,600   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          2,975,049
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded 1/01/22)

        1,250   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA          1,359,463
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA          1,410,775
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)

        1,120   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00    BBB- (4)          1,265,398
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       17,715   Total U.S. Guaranteed                                                                                    19,839,819
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.2% (9.3% OF TOTAL INVESTMENTS)

          150   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA            155,725
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        2,330   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          2,472,316
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21

          750   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-            791,513
                 General Revenue Bonds, Series 2001L, 5.375%, 5/01/33

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2006A:
        1,500    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          1,576,185
        1,500    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          1,573,680

        1,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          1,005,660
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        1,500   New York State Energy Research and Development Authority,             3/08 at 101.50         AAA          1,491,420
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

        1,500   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          1,565,145
                 Series 2000A, 5.250%, 11/15/40

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
          520    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            553,259
          345    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            366,224

          500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            527,795
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative
                 Minimum Tax)

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            262,725
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative
                 Minimum Tax)


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Nissequogue
                Cogeneration Partners Facility, Series 1998:
$       1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R      $     950,710
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            534,215

------------------------------------------------------------------------------------------------------------------------------------
       13,420   Total Utilities                                                                                          13,826,572
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 2.1% (2.1% OF TOTAL INVESTMENTS)

          300   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA            314,547
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

          415   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            455,072
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,500   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          1,625,370
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

          740   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+            797,106
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19
------------------------------------------------------------------------------------------------------------------------------------
        2,955   Total Water and Sewer                                                                                     3,192,095
------------------------------------------------------------------------------------------------------------------------------------
$     140,505   Total Investments (cost $142,523,278) - 98.8%                                                           148,901,090
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      1,837,885
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 150,738,975
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                   (ETM) Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                        Portfolio of
                                INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.4% (0.2% OF TOTAL INVESTMENTS)

$         685   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-      $     690,090
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 1.9% (1.3% OF TOTAL INVESTMENTS)

          250   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            256,187
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

          745   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            754,529
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,041,270
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          695   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            702,068
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
          930    4.750%, 6/01/22                                                      6/16 at 100.00         BBB            923,202
          930    5.000%, 6/01/26                                                      6/16 at 100.00         BBB            918,877

------------------------------------------------------------------------------------------------------------------------------------
        4,550   Total Consumer Staples                                                                                    4,596,133
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.9% (10.6% OF TOTAL INVESTMENTS)

        1,500   Albany Industrial Development Agency, New York, Revenue              12/09 at 101.00          AA          1,650,360
                 Bonds, Albany Law School, Series 1999A, 6.750%, 12/01/29 -
                 RAAI Insured

        2,700   Brookhaven Industrial Development Agency, New York, Revenue          12/07 at 101.00          A3          2,788,533
                 Bonds, St. Joseph's College, Series 2000, 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency, New York,           9/08 at 101.00        BBB-          1,301,589
                 Revenue Bonds, St. Bonaventure University, Series 1998B,
                 5.000%, 9/15/13

        1,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          1,104,520
                 Revenue Bonds, City University System, Series 1993B,
                 6.000%, 7/01/14 - FSA Insured

        2,120   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          2,409,465
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/20 -
                 AMBAC Insured

          730   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            821,221
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          580   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA            619,858
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        8,345   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          8,987,315
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,250    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,349,563
        1,000    6.000%, 7/01/24 - RAAI Insured                                       7/09 at 102.00          AA          1,079,170
        3,810    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA          4,108,018

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AA-          2,834,875
                 State University Educational Facilities, Series 1993A,
                 5.875%, 5/15/17

                Dormitory Authority of the State of New York, Third General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1998-2:
        1,490    5.000%, 7/01/17 - FSA Insured                                        7/08 at 101.00         AAA          1,543,938
          475    5.000%, 7/01/18 - FSA Insured                                        7/08 at 101.00         AAA            491,986

          635   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            649,707
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Monroe County Industrial Development Agency, New York,
                Civic Facility Revenue Bonds, St. John Fisher College, Series 1999:
$       1,000    5.375%, 6/01/17 - RAAI Insured                                       6/09 at 102.00          AA      $   1,046,960
        2,365    5.375%, 6/01/24 - RAAI Insured                                       6/09 at 102.00          AA          2,474,263

          580   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            590,776
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

          850   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-            878,671
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          750   New York City Trust for Cultural Resources, New York, Revenue         7/10 at 101.00           A            805,545
                 Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,965   Total Education and Civic Organizations                                                                  37,536,333
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,000   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         Aa3          1,101,780
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.1% (10.7% OF TOTAL INVESTMENTS)

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AA-          1,044,290
                 Mortgage Hospital Revenue Bonds, St. James Mercy Hospital,
                 Series 1998, 5.250%, 2/01/18

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,074,320
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        4,500   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          4,571,100
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

        3,750   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          4,085,362
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        8,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          8,482,400
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        1,200   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         Ba2          1,189,572
                 Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        3,400   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          3,646,636
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        4,090   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,388,202
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1          1,312,700
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          900   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            931,716
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,000    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,600
        1,250    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,329,500

          750   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            761,468
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

          745   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2            761,137
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

        1,320   New York State Medical Care Facilities Finance Agency,                8/06 at 100.00         AAA          1,327,009
                 FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
                 Home Projects, Series 1992B, 6.200%, 8/15/22

        1,100   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB          1,146,376
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       36,255   Total Health Care                                                                                        38,115,388
------------------------------------------------------------------------------------------------------------------------------------


                                       25

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.1% (4.7% OF TOTAL INVESTMENTS)

$       4,530   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA      $   4,715,186
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,610    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,668,781
        2,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          2,072,360

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          910    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            942,132
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            462,965

        1,500   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA          1,568,235
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

        1,160   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA          1,166,171
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

        1,585   New York State Housing Finance Agency, Multifamily                    8/06 at 100.00         Aa1          1,597,300
                 Housing Revenue Bonds, Secured Mortgage Program,
                 Series 1992A, 7.000%, 8/15/12 (Alternative Minimum Tax)

          390   New York State Housing Finance Agency, Multifamily                    5/06 at 100.00         AAA            391,041
                 Housing Revenue Bonds, Series 1989B, 7.550%, 11/01/29 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,100   New York State Housing Finance Agency, Secured Mortgage               8/09 at 101.00         Aa1          1,143,450
                 Program Multifamily Housing Revenue Bonds, Series 1999I,
                 6.200%, 2/15/20 (Alternative Minimum Tax)

        1,055   Puerto Rico Housing Finance Corporation, Multifamily                  4/06 at 100.00        BBB+          1,063,345
                 Mortgage Revenue Bonds, Portfolio A, Series 1990I,
                 7.500%, 4/01/22

------------------------------------------------------------------------------------------------------------------------------------
       16,290   Total Housing/Multifamily                                                                                16,790,966
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.4% (3.6% OF TOTAL INVESTMENTS)

        2,295   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1          2,287,381
                 Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative
                 Minimum Tax)

        1,250   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1          1,281,113
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17 (Alternative
                 Minimum Tax)

          350   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1            352,657
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

        6,985   New York State Mortgage Agency, Homeowner Mortgage                    4/11 at 100.00         Aa1          7,186,028
                 Revenue Bonds, Series 97, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)

        1,660   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa          1,677,579
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,540   Total Housing/Single Family                                                                              12,784,758
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 7.4% (5.0% OF TOTAL INVESTMENTS)

        2,945   Dormitory Authority of the State of New York, FHA-Insured             2/07 at 102.00          AA          3,052,875
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home for
                 the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

        1,520   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,600,043
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

        1,375   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 102.00           A          1,494,130
                 Miriam Osborn Memorial Home Association, Series 2000B,
                 6.375%, 7/01/29 - ACA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
           50    5.125%, 7/01/30 - ACA Insured                                        7/15 at 100.00           A             51,519
          425    5.000%, 7/01/35 - ACA Insured                                        7/15 at 100.00           A            431,099

        1,340   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R          1,438,905
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2000, 8.125%, 7/01/19

        1,350   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R          1,415,097
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001A-1, 7.250%, 7/01/16

        1,035   New York State Medical Care Facilities Finance Agency,                8/06 at 102.00         AA+          1,057,501
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$       2,755   Oswego County Industrial Development Agency, New York,                2/09 at 101.00         AAA      $   2,881,868
                 FHA-Insured Mortgage Assisted Civic Facility Revenue Bonds,
                 Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49

        4,000   Syracuse Housing Authority, New York, FHA-Insured Mortgage            2/08 at 102.00         AAA          4,193,720
                 Revenue Bonds, Loretto Rest Residential Healthcare Facility,
                 Series 1997A, 5.600%, 8/01/17

------------------------------------------------------------------------------------------------------------------------------------
       16,795   Total Long-Term Care                                                                                     17,616,757
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 5.8% (3.8% OF TOTAL INVESTMENTS)

        1,800   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A+          1,921,680
                 Series 2004C, 5.250%, 8/15/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        2,500    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          2,632,675
        1,000    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,050,860

        1,600   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,703,888
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          3,167,040
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        1,350   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,423,184
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
          200    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            213,174
          200    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            213,174

                United Nations Development Corporation, New York, Senior Lien
                Revenue Bonds, Series 2004A:
          750    5.250%, 7/01/23                                                      1/08 at 100.00          A3            767,115
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            511,410

------------------------------------------------------------------------------------------------------------------------------------
       12,900   Total Tax Obligation/General                                                                             13,604,200
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.6% (19.7% OF TOTAL INVESTMENTS)

        2,400   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          2,515,080
                 Series 2003A, 5.000%, 11/01/23

          250   Dormitory Authority of the State of New York, Department of           7/15 at 100.00         AAA            259,835
                 Health Revenue Bonds, Series 2005A, 5.000%, 7/01/25 -
                 CIFG Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
           35    5.875%, 2/15/18 - FSA Insured                                        8/10 at 100.00         AAA             37,976
           30    5.875%, 2/15/19 - FSA Insured                                        8/10 at 100.00         AAA             32,551
           40    8/15/19 - FSA Insured                                                8/10 at 100.00         AAA             43,402

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Nassau County Board of Cooperative Educational
                Services, Series 2001A:
        1,265    5.250%, 8/15/17 - FSA Insured                                        8/11 at 100.00         AAA          1,346,049
        1,385    5.250%, 8/15/18 - FSA Insured                                        8/11 at 100.00         AAA          1,473,737

          955   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            994,174
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

          690   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            726,887
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          5,310,600
        2,500    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,565,725

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                        No Opt. Call         AA-          2,460,534
        2,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          2,094,360
        1,300    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,347,879

        1,680   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,755,146
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34


                                       27


                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
$       1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA      $   1,049,200
        2,670    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,801,364
        2,125    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,226,469
        1,520    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,590,361

        2,665   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,770,294
                 Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

        1,800   New York Convention Center Development Corporation, Hotel            11/15 at 100.00         AAA          1,857,078
                 Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
                 AMBAC Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,043,640
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        2,030   New York State Housing Finance Agency, State Personal Income          9/15 at 100.00         AAA          2,108,216
                 Tax Revenue Bonds, Economic Development and Housing,
                 Series 2006A, 5.000%, 3/15/36

        5,600   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          6,367,872
                 Fund Bonds, Second Generation, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

        6,500   New York State Thruway Authority, State Personal Income               3/12 at 100.00         AAA          6,801,210
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        6,700   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          7,137,510
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

        3,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          3,236,130
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        4,000   New York State Urban Development Corporation, Service                 1/17 at 100.00         AA-          4,273,920
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        3,480   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          3,833,220
                 Loan Note, Series 1999A, 6.500%, 10/01/24

------------------------------------------------------------------------------------------------------------------------------------
       65,795   Total Tax Obligation/Limited                                                                             70,060,419
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.1% (8.7% OF TOTAL INVESTMENTS)

        1,225   Albany Parking Authority, New York, Revenue Bonds,                   10/11 at 101.00        BBB+          1,276,034
                 Series 2001B, 5.250%, 10/15/12

        1,500   Metropolitan Transportation Authority, New York, Transportation         No Opt. Call         AAA          1,611,075
                 Revenue Bonds, Series 2003A, 5.000%, 11/15/15 - FGIC Insured

        1,900   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,736,106
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
        2,830   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,946,794
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,100    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,148,367
        3,100    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          3,231,502

        1,000   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          1,053,960
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        2,300    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          2,412,263
        1,080    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA          1,128,373

        1,925   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          1,999,517
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,        6/06 at 102.00         CCC          1,865,498
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         Aa2          2,071,040
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       5,750   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2      $   5,976,205
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

        2,400   Triborough Bridge and Tunnel Authority, New York, Subordinate        11/12 at 100.00         AAA          2,566,152
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.250%, 11/15/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,150   Total Transportation                                                                                     31,022,886
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 26.4% (17.6% OF TOTAL INVESTMENTS) (4)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
          155    5.875%, 2/15/18 (Pre-refunded 8/15/10) - FSA Insured                 8/10 at 100.00         AAA            168,911
          155    5.875%, 2/15/19 (Pre-refunded 8/15/10) - FSA Insured                 8/10 at 100.00         AAA            168,911
          180    5.875%, 8/15/19 (Pre-refunded 8/15/10) - FSA Insured                 8/10 at 100.00         AAA            196,155

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/12 at 100.00         AAA          1,089,440
                 Columbia University, Series 2002B, 5.375%, 7/01/19
                 (Pre-refunded 7/01/12)

        1,200   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,310,640
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded 3/15/13)

        5,535   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          5,949,461
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/17 (Pre-refunded 5/15/12) - FGIC Insured

          870   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA            954,790
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,500    5.750%, 6/15/17 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,658,115
        1,500    5.750%, 6/15/18 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,658,115

        5,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          5,198,800
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18 (Pre-refunded
                 10/01/15) - FGIC Insured

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            439,692
          725    6.150%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            800,929

        2,500   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00    BBB- (4)          2,734,025
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27 (Pre-refunded 7/15/09)

        5,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          5,403,300
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33 (Pre-refunded 6/15/10)

        1,000   New York City Trust for Cultural Resources, New York, Revenue         7/19 at 100.00         AAA          1,072,000
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded 7/01/19) - AMBAC Insured

          610   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA            664,613
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
                 (Pre-refunded 6/01/10)

        1,500   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          1,627,305
                 Trust Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured

        2,950   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA          3,155,054
                 Personal Income Tax Revenue Bonds, Series 2003B,
                 5.000%, 3/15/22 (Pre-refunded 3/15/13)

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002A:
        2,860    5.375%, 3/15/19 (Pre-refunded 3/15/12)                               3/12 at 100.00         AAA          3,105,788
        2,000    5.375%, 3/15/20 (Pre-refunded 3/15/12)                               3/12 at 100.00         AAA          2,171,880

        2,095   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,367,224
                 Water Treatment Plant Bonds, Series 1994, 8.000%, 11/01/09 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

        1,600   Triborough Bridge and Tunnel Authority, New York, General               No Opt. Call         AAA          1,731,520
                 Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20 (ETM)

        7,500   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          8,581,875
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded 1/01/22)


                                       29


                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,750   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA      $   4,078,388
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

        3,000   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA          3,385,860
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)

        2,520   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00    BBB- (4)          2,847,146
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       57,105   Total U.S. Guaranteed                                                                                    62,519,937
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 13.6% (9.0% OF TOTAL INVESTMENTS)

        1,650   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          1,712,980
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

        5,000   Long Island Power Authority, New York, Electric System General        9/11 at 100.00          A-          5,293,000
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        3,650   Long Island Power Authority, New York, Electric System General        9/13 at 100.00         AAA          3,880,206
                 Revenue Bonds, Series 2003C, 5.000%, 9/01/15 - CIFG Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        3,100    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          3,257,449
        3,100    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          3,252,272

        2,500   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          2,514,150
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        4,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          4,173,720
                 Series 2000A, 5.250%, 11/15/40

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
        1,225    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA          1,303,351
          820    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            870,446

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3          2,088,720
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)
        4,000   Suffolk County Industrial Development Agency, New York,               1/09 at 101.00         N/R          3,716,280
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       31,045   Total Utilities                                                                                          32,062,574
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.2% (4.8% OF TOTAL INVESTMENTS)

          700   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA            733,943
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

        2,495   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          2,735,917
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          2,167,160
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        2,225   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+          2,396,703
                 Water and Sewerage System Revenue Bonds, Fiscal Series
                 2003A, 5.375%, 6/15/19


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
$       1,000    5.250%, 11/15/17                                                    11/12 at 100.00         AAA      $   1,075,660
        3,345    5.250%, 11/15/19                                                    11/12 at 100.00         AAA          3,598,083
        4,060    5.250%, 11/15/20                                                    11/12 at 100.00         AAA          4,379,441
------------------------------------------------------------------------------------------------------------------------------------
       15,825   Total Water and Sewer                                                                                    17,086,907
------------------------------------------------------------------------------------------------------------------------------------
$     335,900   Total Investments (cost $339,948,770) - 150.4%                                                          355,589,128
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      5,187,806
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.6)%                                                       (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 236,476,934
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund (NAN)
                        Portfolio of
                                INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         500   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-      $     503,715
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 3.0% (2.0% OF TOTAL INVESTMENTS)

          165   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            169,084
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

          485   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            491,203
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          910   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            929,438
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          400   Rensselaer Tobacco Asset Securitization Corporation, New York,        6/12 at 100.00         BBB            404,068
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
        1,125    4.750%, 6/01/22                                                      6/16 at 100.00         BBB          1,116,776
        1,125    5.000%, 6/01/26                                                      6/16 at 100.00         BBB          1,111,545

------------------------------------------------------------------------------------------------------------------------------------
        4,210   Total Consumer Staples                                                                                    4,222,114
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.6% (10.0% OF TOTAL INVESTMENTS)

        1,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          1,080,870
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          845   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            950,591
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA            534,360
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          1,346,213
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,750    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,889,388
          750    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA            808,665

          370   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            378,569
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

                Kenmore Housing Authority, New York, Revenue Bonds, State
                University of New York at Buffalo Student Apartment Project,
                Series 1999A:
        3,050    5.500%, 8/01/19 - RAAI Insured                                       8/09 at 102.00          AA          3,209,911
        2,750    5.500%, 8/01/24 - RAAI Insured                                       8/09 at 102.00          AA          2,895,943

        3,070   Monroe County Industrial Development Agency, New York,                6/09 at 102.00          AA          3,211,834
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 1999, 5.375%, 6/01/24 - RAAI Insured

          330   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            336,131
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,800   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,860,714
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          500   New York City Trust for Cultural Resources, New York, Revenue         7/10 at 101.00           A            537,030
                 Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

        1,500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00          AA          1,602,765
                 Civic Facility Revenue Bonds, Niagara University, Series 2001A,
                 5.350%, 11/01/23 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,465   Total Education and Civic Organizations                                                                  20,642,984
------------------------------------------------------------------------------------------------------------------------------------


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS - 0.4% (0.3% OF TOTAL INVESTMENTS)

$         600   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         Aa3      $     661,068
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 33.0% (22.4% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Medical Center, Series 1999:
        1,120    6.000%, 5/01/19                                                      5/09 at 101.00         N/R          1,148,616
        1,460    6.000%, 5/01/29                                                      5/09 at 101.00         N/R          1,490,426

        2,435   Dormitory Authority of the State of New York, FHA-Insured             2/09 at 101.00         AAA          2,546,937
                 Mortgage Hospital Revenue Bonds, Memorial Hospital of
                 William F. and Gertrude F. Jones Inc., Series 1999,
                 5.250%, 8/01/19 - MBIA Insured

        4,825   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          5,091,677
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.450%, 8/01/29 - AMBAC Insured

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Victory Memorial Hospital,
                Series 1999:
        2,095    5.250%, 8/01/15 - MBIA Insured                                       8/09 at 101.00         AAA          2,180,413
        2,000    5.375%, 8/01/25 - MBIA Insured                                       8/09 at 101.00         AAA          2,110,000

          625   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            649,150
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00          AA          2,015,780
                 Nursing Home Mortgage Revenue Bonds, Gurwin Jewish
                 Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41

        2,600   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          2,641,080
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, Franciscan Health Partnership Obligated Group - Frances
                Shervier Home and Hospital, Series 1997:
        2,000    5.500%, 7/01/17 - RAAI Insured                                       7/07 at 102.00          AA          2,076,780
        2,000    5.500%, 7/01/27 - RAAI Insured                                       7/07 at 102.00          AA          2,077,660

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          2,178,860
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

                Dormitory Authority of the State of New York, Revenue Bonds,
                Lenox Hill Hospital Obligated Group, Series 2001:
          165    5.375%, 7/01/20                                                      7/11 at 101.00         Ba2            164,660
          500    5.500%, 7/01/30                                                      7/11 at 101.00         Ba2            495,655

        1,575   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          1,689,251
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1            253,113
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        2,450   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          2,628,630
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/06 at 102.00          B2            246,458
                 Nyack Hospital, Series 1996, 6.250%, 7/01/13

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            525,080
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            621,144
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        1,850   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA          1,928,884
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center,
                 Series 1998H, 5.300%, 8/15/21 - MBIA Insured

          420   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            438,148
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

        1,750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          1,861,300
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 -
                 AMBAC Insured

          585   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            593,945
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31


                                       33


                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         100   New York City Industrial Development Agency, New York, Civic          7/12 at 101.00          B2      $     102,166
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

        4,000   Ulster County Industrial Development Agency, New York,               11/09 at 101.00          A2          4,149,159
                 Civic Facility Revenue Bonds, Kingston Hospital, Series 1999,
                 5.650%, 11/15/24

        3,750   Yates County Industrial Development Agency, New York,                 8/09 at 101.00         AA+          3,980,925
                 FHA-Insured Civic Facility Mortgage Revenue Bonds,
                 Soldiers and Sailors Memorial Hospital, Series 1999A,
                 5.650%, 2/01/39

          650   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB            677,404
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       44,555   Total Health Care                                                                                        46,563,301
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.1% (3.5% OF TOTAL INVESTMENTS)

        2,585   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          2,690,675
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        3,000   New York City Housing Development Corporation, New York,              5/11 at 101.00          AA          3,109,530
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31

          750   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA            784,118
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          680   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            683,618
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

------------------------------------------------------------------------------------------------------------------------------------
        7,015   Total Housing/Multifamily                                                                                 7,267,941
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.5% (2.4% OF TOTAL INVESTMENTS)

          645   Guam Housing Corporation, Mortgage-Backed Securities                    No Opt. Call         AAA            712,357
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)

        1,350   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1          1,345,518
                 Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative
                 Minimum Tax)

        1,975   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          1,989,990
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa            848,896
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,810   Total Housing/Single Family                                                                               4,896,761
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.9% (3.3% OF TOTAL INVESTMENTS)

                Appleridge Retirement Community Inc., New York, GNMA
                Collateralized Mortgage Revenue Bonds, Series 1999:
        1,150    5.700%, 9/01/31                                                      9/09 at 102.00         Aaa          1,234,238
        1,250    5.750%, 9/01/41                                                      9/09 at 102.00         Aaa          1,343,287

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00           A            253,588
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

          665   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            714,084
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          750   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            786,165
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        2,445   Yonkers Industrial Development Agency, New York,                      2/09 at 101.00         AAA          2,537,519
                 FHA-Insured Mortgage Revenue Bonds, Michael Malotz
                 Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,510   Total Long-Term Care                                                                                      6,868,881
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 11.0% (7.5% OF TOTAL INVESTMENTS)

        4,950   New York City, New York, General Obligation Bonds,                    5/09 at 101.00         AAA          5,152,949
                 Fiscal Series 1999J, 5.125%, 5/15/29 - MBIA Insured

        1,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A+          1,067,600
                 Fiscal Series 2004C, 5.250%, 8/15/16


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
$       1,500    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA      $   1,579,605
          600    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA            630,516

        1,125   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,198,046
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

          800   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            843,368
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Rochester, New York, General Obligation Bonds, Series 1999:
          720    5.250%, 10/01/18 - MBIA Insured                                        No Opt. Call         AAA            794,786
          720    5.250%, 10/01/19 - MBIA Insured                                        No Opt. Call         AAA            798,473

        2,280   Rockland County, New York, General Obligation Bonds,                 10/09 at 101.00         AA-          2,465,957
                 Series 1999, 5.600%, 10/15/16

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          500    5.250%, 7/01/23                                                      1/08 at 100.00          A3            511,410
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            511,410

------------------------------------------------------------------------------------------------------------------------------------
       14,695   Total Tax Obligation/General                                                                             15,554,120
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.4% (20.0% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,072,720
                 Series 2003A, 5.250%, 11/01/21

        1,155   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue       9/15 at 100.00         AAA          1,222,983
                 State Aid Secured Bonds, Series 2005A, 5.000%, 9/01/18 -
                 MBIA Insured

          590   Dormitory Authority of the State of New York, Department of           7/15 at 100.00         AAA            632,598
                 Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured

           35   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA             37,976
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 8/15/18 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            520,510
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Service Contract        4/12 at 100.00         AA-          1,054,970
                 Bonds, Child Care Facilities Development Program,
                 Series 2002, 5.375%, 4/01/19

          185   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            194,890
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

          550   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            610,962
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,124,240
        2,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,052,580

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,700    5.750%, 1/01/17                                                        No Opt. Call         AA-          1,906,380
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,047,180

        1,130   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,180,545
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,180   Nassau County Interim Finance Authority, New York, Sales                No Opt. Call         AAA          2,356,362
                 and Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 -
                 AMBAC Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,049,200
        1,100    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,154,120
          810    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            848,678
        1,875    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,961,794

        1,670   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,735,982
                 Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

          700   New York Convention Center Development Corporation, Hotel            11/15 at 100.00         AAA            722,197
                 Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
                 AMBAC Insured


                                       35


                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-      $   1,043,640
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        1,190   New York State Housing Finance Agency, State Personal                 9/15 at 100.00         AAA          1,235,851
                 Income Tax Revenue Bonds, Economic Development and
                 Housing, Series 2006A, 5.000%, 3/15/36

        3,400   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          3,866,208
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        4,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          4,261,199
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,125,500

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,078,710
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        3,345   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          3,541,753
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.250%, 10/15/15 - AMBAC Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB            826,125
                 Loan Note, Series 1999A, 6.500%, 10/01/24

------------------------------------------------------------------------------------------------------------------------------------
       38,865   Total Tax Obligation/Limited                                                                             41,465,853
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.0% (8.2% OF TOTAL INVESTMENTS)

          700   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            743,029
                 Series 2001A, 5.625%, 7/15/25

        1,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          1,058,100
                 Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/22 -
                 FGIC Insured

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00          B-          1,119,500
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          865   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            900,699
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          700    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            730,779
        2,100    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          2,189,082

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            526,980
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          800    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            852,752
        1,300    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,363,453
          615    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            642,546

        3,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,116,130
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)
        1,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         Aa2          1,067,550
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,598,350
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
       16,080   Total Transportation                                                                                     16,908,950
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 17.7% (12.0% OF TOTAL INVESTMENTS) (4)

          600   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA            655,320
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded 3/15/13)

          525   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA            576,166
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

        1,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          1,294,962
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

        5,520   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          6,027,618
                 Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded
                 10/01/14) - FSA Insured


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
$         265    6.000%, 6/01/15 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA      $     291,296
        1,665    6.150%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA          1,839,375

           50   New York City, New York, General Obligation Bonds, Fiscal             5/09 at 101.00         AAA             52,656
                 Series 1999J, 5.125%, 5/15/29 (Pre-refunded 5/15/09) -
                 MBIA Insured

          400   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA            435,812
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
                 (Pre-refunded 6/01/10)

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,084,870
                 Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured

        2,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          2,144,980
                 Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured

        1,000   New York State Urban Development Corporation, State                   3/12 at 100.00         AAA          1,072,710
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27
                 (Pre-refunded 3/15/12)

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00     Aa2 (4)          3,365,610
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28
                 (Pre-refunded 1/01/22)

        2,250   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA          2,447,033
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

          600   Utica Industrial Development Agency, New York, Revenue                6/09 at 101.00     N/R (4)            656,022
                 Bonds, Utica College, Series 2004A, 6.875%, 12/01/34
                 (Pre-refunded 6/01/09)

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA          1,410,775
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)

        1,400   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00    BBB- (4)          1,581,748
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       22,775   Total U.S. Guaranteed                                                                                    24,936,953
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.7% (6.6% OF TOTAL INVESTMENTS)

        1,300   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          1,349,621
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

        2,000   Long Island Power Authority, New York, Electric System General        9/13 at 100.00         AAA          2,126,140
                 Revenue Bonds, Series 2003C, 5.000%, 9/01/15 - CIFG Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        2,500    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          2,626,975
        2,500    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          2,622,800

        2,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          2,103,000
                 Series 2000A, 5.250%, 11/15/30

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
          700    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            744,772
          465    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            493,607

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            262,725
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative
                 Minimum Tax)

          600   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            630,444
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001B,
                 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative
                 Minimum Tax)

          695   Suffolk County Industrial Development Agency, New York,                 No Opt. Call         N/R            691,407
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,010   Total Utilities                                                                                          13,651,491
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.3% (1.6% OF TOTAL INVESTMENTS)

$       1,130   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+      $   1,217,202
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

        1,955   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          2,102,915
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

------------------------------------------------------------------------------------------------------------------------------------
        3,085   Total Water and Sewer                                                                                     3,320,117
------------------------------------------------------------------------------------------------------------------------------------
$     196,175   Total Investments (cost $198,813,172) - 146.9%                                                          207,464,249
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      2,738,044
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 141,202,293
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
                        Portfolio of
                                INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.2% (0.2% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-      $     277,043
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 3.0% (2.0% OF TOTAL INVESTMENTS)

          480   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            486,139
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            520,635
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          245   Rensselaer Tobacco Asset Securitization Corporation, New York,        6/12 at 100.00         BBB            247,492
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
          835    4.750%, 6/01/22                                                      6/16 at 100.00         BBB            828,896
          835    5.000%, 6/01/26                                                      6/16 at 100.00         BBB            825,013

------------------------------------------------------------------------------------------------------------------------------------
        2,895   Total Consumer Staples                                                                                    2,908,175
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.5% (10.6% OF TOTAL INVESTMENTS)

        2,750   Albany Industrial Development Agency, New York, Revenue               7/11 at 101.00         Aaa          2,924,625
                 Bonds, St. Rose College, Series 2001A, 5.375%, 7/01/31 -
                 AMBAC Insured

        1,975   Amherst Industrial Development Agency, New York, Revenue              8/11 at 102.00         AAA          2,101,795
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          2,073,060
                 Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 -
                 MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          1,080,870
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          1,059,510
                 Canisius College, Series 2000, 5.250%, 7/01/30 - MBIA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            562,480
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,265   Dormitory Authority of the State of New York, Third General           7/08 at 102.00         AAA          1,327,731
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.250%, 7/01/25 - FGIC Insured

          265   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            271,137
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

        2,190   Monroe County Industrial Development Agency, New York,                6/11 at 102.00          AA          2,298,427
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 2001, 5.250%, 6/01/26 - RAAI Insured

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            249,552
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York, Civic          2/11 at 100.00          A-          1,137,103
                 Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

------------------------------------------------------------------------------------------------------------------------------------
       14,290   Total Education and Civic Organizations                                                                  15,086,290
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          500   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         Aa3            550,890
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 19.4% (13.3% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          3,172,770
                 Mortgage Hospital Revenue Bonds, Montefiore Medical Center,
                 Series 1999, 5.500%, 8/01/38 - AMBAC Insured


                                       39

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,505   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA      $   2,654,899
                 Mortgage Revenue Bonds, New York  Hospital Medical Center
                 of Queens, Series 1999, 5.550%, 8/15/29 - AMBAC Insured

        1,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,570,680
                 Mortgage Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

          860   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            891,958
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        1,700   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          1,726,860
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

          500   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00          AA            519,195
                 Bonds, Franciscan Health Partnership Obligated Group - Frances
                 Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 -
                 RAAI Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         Ba2            495,655
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1          1,265,563
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        1,235   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,325,044
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Nyack Hospital, Series 1996:
          115    6.000%, 7/01/06                                                      7/06 at 102.00          B2            114,943
          100    6.250%, 7/01/13                                                      7/06 at 102.00          B2             98,583

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            517,620
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          290   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            302,531
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

          670   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            705,182
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00          A2            875,755
                 Health System Revenue Bonds, Series 1999A, 5.250%, 2/15/17

          500   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            531,800
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 -
                 AMBAC Insured

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            507,645
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31

          500   New York City Industrial Development Agency, New York, Civic          7/12 at 101.00          B2            510,830
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          425    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            454,589
          610    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1            639,250

------------------------------------------------------------------------------------------------------------------------------------
       18,110   Total Health Care                                                                                        18,881,352
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.9% (2.0% OF TOTAL INVESTMENTS)

          160   New York City Housing Development Corporation, New York,              5/11 at 101.00         Aa2            168,098
                 Multifamily Housing Revenue Bonds, Series 2001B,
                 5.250%, 11/01/16

        1,000   New York City Housing Development Corporation, New York,             11/11 at 100.00          AA          1,022,110
                 Multifamily Housing Revenue Bonds, Series 2001C-2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            471,066
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            231,482

          500   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA            522,745
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$         440   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA      $     442,341
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35
------------------------------------------------------------------------------------------------------------------------------------
        2,780   Total Housing/Multifamily                                                                                 2,857,842
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.4% (1.7% OF TOTAL INVESTMENTS)

          950   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1            946,846
                 Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative
                 Minimum Tax)

        1,395   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          1,405,588
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,345   Total Housing/Single Family                                                                               2,352,434
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.1% (2.1% OF TOTAL INVESTMENTS)

        2,150   Dormitory Authority of the State of New York, Insured                 7/11 at 102.00         AAA          2,242,751
                 Revenue Bonds, Rehabilitation Association Pooled Loan
                 Program 1, Series 2001A, 5.000%, 7/01/23 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
           50    5.125%, 7/01/30 - ACA Insured                                        7/15 at 100.00           A             51,519
          175    5.000%, 7/01/35 - ACA Insured                                        7/15 at 100.00           A            177,511

          525   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            550,316
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001A-1, 7.250%, 7/01/16

------------------------------------------------------------------------------------------------------------------------------------
        2,900   Total Long-Term Care                                                                                      3,022,097
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 12.5% (8.6% OF TOTAL INVESTMENTS)

        1,775   Bath Central School District, Steuben County, New York,               6/12 at 100.00         AAA          1,737,122
                 General Obligation Bonds, Series 2002, 4.000%, 6/15/18 -
                 FGIC Insured

        3,620   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA          3,777,289
                 Series 1998H, 5.375%, 8/01/27 - MBIA Insured

          750   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A+            800,700
                 Fiscal Series 2004C, 5.250%, 8/15/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,220    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,284,745
        1,100    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,155,946

          750   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            798,697
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,111,360
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          250    5.250%, 7/01/23                                                      1/08 at 100.00          A3            255,705
          250    5.250%, 7/01/24                                                      1/08 at 100.00          A3            255,705

------------------------------------------------------------------------------------------------------------------------------------
       11,715   Total Tax Obligation/General                                                                             12,177,269
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.2% (20.0% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,072,720
                 Series 2003A, 5.250%, 11/01/21

          250   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            260,255
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Service Contract
                Bonds, Child Care Facilities Development Program, Series 2002:
        1,905    5.375%, 4/01/17                                                      4/12 at 100.00         AA-          2,012,594
        1,000    5.375%, 4/01/19                                                      4/12 at 100.00         AA-          1,054,970

          125   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            131,683
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

        1,750   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          1,858,710
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        1,000   Metropolitan Transportation Authority, New York, State Service          No Opt. Call         AA-          1,121,400
                 Contract Refunding Bonds, Series 2002A, 5.750%, 1/01/17


                                       41

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB      $     585,049
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,140    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,196,088
          835    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            874,871
          500    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA            523,145

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,039,510
                 Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,046,920
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,043,640
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

          840   New York State Housing Finance Agency, State Personal Income          9/15 at 100.00         AAA            872,365
                 Tax Revenue Bonds, Economic Development and Housing,
                 Series 2006A, 5.000%, 3/15/36

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
        1,070    5.250%, 5/15/23 - AMBAC Insured                                      5/11 at 100.00         AAA          1,128,561
        1,125    5.250%, 5/15/24 - AMBAC Insured                                      5/11 at 100.00         AAA          1,186,571

        1,000   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          1,049,380
                 Trust Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/21 - MBIA Insured

        2,300   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          2,615,376
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        2,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,130,600
        2,100    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,231,775

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,078,710
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        2,250   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB          2,331,698
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
       26,750   Total Tax Obligation/Limited                                                                             28,446,591
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 17.8% (12.2% OF TOTAL INVESTMENTS)

        2,000   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+          2,128,760
                 Series 2001A, 5.625%, 7/15/20
          460   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA            478,069
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 -
                 FGIC Insured

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00          B-          1,119,500
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          485   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            505,016
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          300    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            313,191
        1,300    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          1,355,146

        3,400   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          3,583,464
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          750    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            799,455
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,048,810
          280    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            292,541

        2,195   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          2,266,184
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 - MBIA Insured (Alternative Minimum Tax)


                                       42



   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2      $   2,598,350
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate           No Opt. Call         AAA            888,537
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.500%, 11/15/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,450   Total Transportation                                                                                     17,377,023
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 21.7% (14.9% OF TOTAL INVESTMENTS)  (4)

          400   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA            436,880
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded 3/15/13)

        2,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          2,088,940
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08) - AMBAC Insured

        2,750   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          2,953,693
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded
                 10/01/14) - FSA Insured

           10   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA             10,500
                 Series 1998H, 5.375%, 8/01/27 (Pre-refunded 8/01/08) -
                 MBIA Insured

        3,205   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA          3,408,550
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.125%, 1/01/21 (Pre-refunded 1/01/11) - FSA Insured

        2,500   New York State Urban Development Corporation, State                   3/12 at 100.00         AAA          2,681,775
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 3/15/12)

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/11 at 100.00         AAA          3,200,250
                 Purpose Revenue Bonds, Series 1996B, 5.200%, 1/01/22
                 (Pre-refunded 1/01/11)

        5,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA          5,437,846
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

          900   Utica Industrial Development Agency, New York, Revenue                6/09 at 101.00    N/R  (4)            984,033
                 Bonds, Utica College, Series 2004A, 6.875%, 12/01/34
                 (Pre-refunded 6/01/09)

------------------------------------------------------------------------------------------------------------------------------------
       19,765   Total U.S. Guaranteed                                                                                    21,202,467
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 15.2% (10.5% OF TOTAL INVESTMENTS)

        1,500   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-          1,583,025
                 General Revenue Bonds, Series 2001L, 5.375%, 5/01/33

        1,500   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,594,605
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2006A:
        1,700    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          1,786,343
        1,700    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          1,783,504

        1,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          1,005,660
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners
                 LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        2,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          2,086,860
                 Series 2000A, 5.250%, 11/15/40

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
          320    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            340,467
          215    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            228,227

          450   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            475,016
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative
                 Minimum Tax)

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3          2,088,720
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,188,388
          750    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            696,803

------------------------------------------------------------------------------------------------------------------------------------
       14,385   Total Utilities                                                                                          14,857,618
------------------------------------------------------------------------------------------------------------------------------------


                                       43

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+      $   1,083,580
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        1,000   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          1,075,660
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Water and Sewer                                                                                     2,159,240
------------------------------------------------------------------------------------------------------------------------------------
$     135,160   Total Investments (cost $137,589,231) - 145.7%                                                          142,156,331
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      2,386,527
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                        (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 97,542,858
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES March 31, 2006 (Unaudited)
                                                                                         NEW YORK          NEW YORK        NEW YORK
                                                                        NEW YORK      PERFORMANCE          DIVIDEND        DIVIDEND
                                                                           VALUE             PLUS         ADVANTAGE     ADVANTAGE 2
                                                                           (NNY)            (NNP)             (NAN)           (NXK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $142,523,278,
   $339,948,770, $198,813,172
   and $137,589,231, respectively)                                  $148,901,090     $355,589,128      $207,464,249    $142,156,331
Cash                                                                          --          335,981                --         441,166
Receivables:
   Interest                                                            2,093,527        5,093,714         3,034,385       2,065,136
   Investments sold                                                           --           25,000           135,000          95,000
Other assets                                                               7,861           37,775            10,429           1,280
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   151,002,478      361,081,598       210,644,063     144,758,913
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           149,895               --           286,437              --
Payable for investments purchased                                             --               --                --         143,367
Accrued expenses:
   Management fees                                                        69,640          192,944            77,823          41,587
   Other                                                                  43,968           79,369            47,169          22,706
Preferred share dividends payable                                            N/A           32,351            30,341           8,395
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  263,503          304,664           441,770         216,055
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                       N/A      124,300,000        69,000,000      47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $150,738,975     $236,476,934      $141,202,293    $ 97,542,858
====================================================================================================================================
Common shares outstanding                                             15,120,364       15,001,337         9,226,646       6,469,973
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $       9.97     $      15.76      $      15.30    $      15.08
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                 $151,204         $150,013           $92,266         $64,700
Paid-in surplus                                                      144,256,690      218,531,062       131,048,681      91,861,920
Undistributed (Over-distribution of) net investment income               320,424        1,421,045           527,013         444,067
Accumulated net realized gain (loss) from investments                   (367,155)         734,456           883,256         605,071
Net unrealized appreciation (depreciation) of investments              6,377,812       15,640,358         8,651,077       4,567,100
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $150,738,975     $236,476,934      $141,202,293    $ 97,542,858
====================================================================================================================================
Authorized shares:
  Common                                                             250,000,000      200,000,000         Unlimited       Unlimited
  Preferred                                                                  N/A        1,000,000         Unlimited       Unlimited
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Six Months Ended March 31, 2006 (Unaudited)
                                                                                         NEW YORK          NEW YORK        NEW YORK
                                                                        NEW YORK      PERFORMANCE          DIVIDEND        DIVIDEND
                                                                           VALUE             PLUS         ADVANTAGE     ADVANTAGE 2
                                                                           (NNY)            (NNP)             (NAN)           (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 3,802,195       $ 9,037,801       $ 5,194,207     $ 3,511,801
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         412,537         1,140,587           671,034         463,624
Preferred shares - auction fees                                             N/A           155,117            86,004          58,661
Preferred shares - dividend disbursing agent fees                           N/A            19,945             4,986           4,986
Shareholders' servicing agent fees and expenses                          22,016            22,076             2,393             899
Custodian's fees and expenses                                            22,536            49,222            27,443          19,027
Directors'/Trustees' fees and expenses                                    1,799             3,900             2,640           1,758
Professional fees                                                         6,216            11,589             8,405           7,322
Shareholders' reports - printing and mailing expenses                    16,292            21,365             9,226           9,501
Stock exchange listing fees                                               5,039             5,063             5,061             274
Investor relations expense                                                6,780            14,375             9,739           7,257
Other expenses                                                            4,365            15,126             8,225           7,147
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                            497,580         1,458,365           835,156         580,456
   Custodian fee credit                                                  (9,677)          (27,878)          (11,006)        (12,633)
   Expense reimbursement                                                     --                --          (211,552)       (218,093)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            487,903         1,430,487           612,598         349,730
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 3,314,292         7,607,314         4,581,609       3,162,071
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               258,044           736,435           884,354         605,083
Change in net unrealized appreciation (depreciation)
   of investments                                                    (1,848,553)       (5,256,870)       (3,316,290)     (2,023,380)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                              (1,590,509)       (4,520,435)       (2,431,936)     (1,418,297)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  N/A        (1,072,482)         (764,579)       (505,194)
From accumulated net realized gains                                         N/A          (720,259)         (267,113)       (203,337)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                      N/A        (1,792,741)       (1,031,692)       (708,531)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                           $ 1,723,783       $ 1,294,138       $ 1,117,981     $ 1,035,243
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                                                                          NEW YORK VALUE (NNY)       NEW YORK PERFORMANCE PLUS (NNP)
                                                                      -----------------------------  -------------------------------
                                                                       SIX MONTHS                         SIX MONTHS
                                                                            ENDED        YEAR ENDED            ENDED     YEAR ENDED
                                                                          3/31/06           9/30/05          3/31/06        9/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 3,314,292      $  6,771,319      $ 7,607,314   $ 15,760,974
Net realized gain (loss) from investments                                 258,044         1,440,260          736,435      5,223,289
Change in net unrealized appreciation
   (depreciation) of investments                                       (1,848,553)         (830,389)      (5,256,870)    (3,719,101)
Distributions to Preferred Shareholders:
   From net investment income                                                 N/A               N/A       (1,072,482)    (2,030,536)
   From accumulated net realized gains                                        N/A               N/A         (720,259)       (72,204)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                        1,723,783         7,381,190        1,294,138     15,162,422
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (3,220,638)       (6,459,423)      (6,972,229)   (14,852,006)
From accumulated net realized gains                                            --                --       (4,504,776)    (1,194,491)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                           (3,220,638)       (6,459,423)     (11,477,005)   (16,046,497)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                           --                --          404,913             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                             --                --          404,913             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         (1,496,855)          921,767       (9,777,954)      (884,075)
Net assets applicable to Common
   shares at the beginning of period                                  152,235,830       151,314,063      246,254,888    247,138,963
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $150,738,975      $152,235,830     $236,476,934   $246,254,888
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                                       $    320,424      $    226,770     $  1,421,045   $  1,858,442
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                                 NEW YORK                          NEW YORK
                                                                        DIVIDEND ADVANTAGE (NAN)          DIVIDEND ADVANTAGE 2 (NXK)
                                                                     ------------------------------     ----------------------------
                                                                       SIX MONTHS                         SIX MONTHS
                                                                            ENDED        YEAR ENDED            ENDED     YEAR ENDED
                                                                          3/31/06           9/30/05          3/31/06        9/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $  4,581,609      $  9,492,793     $  3,162,071   $  6,536,758
Net realized gain (loss) from investments                                 884,354         3,413,773          605,083      1,513,468
Change in net unrealized appreciation
   (depreciation) of investments                                       (3,316,290)       (2,619,438)      (2,023,380)      (816,269)
Distributions to Preferred Shareholders:
   From net investment income                                            (764,579)       (1,210,994)        (505,194)      (824,602)
   From accumulated net realized gains                                   (267,113)                --         (203,337)      (26,248)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                        1,117,981         9,076,134        1,035,243      6,383,107
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (4,303,793)       (9,067,881)      (2,937,080)    (6,141,020)
From accumulated net realized gains                                    (1,716,946)               --       (1,311,855)      (399,692)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                           (6,020,739)       (9,067,881)      (4,248,935)    (6,540,712)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                      404,027           100,992          150,102         57,704
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                        404,027           100,992          150,102         57,704
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         (4,498,731)          109,245       (3,063,590)       (99,901)
Net assets applicable to Common
   shares at the beginning of period                                  145,701,024       145,591,779      100,606,448    100,706,349
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $141,202,293      $145,701,024     $ 97,542,858   $100,606,448
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                                       $    527,013      $  1,013,776     $    444,067   $    724,270
====================================================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's
(NXK) Common shares which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors/Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors'/Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)



Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                           PERFORMANCE     DIVIDEND     DIVIDEND
                                                  PLUS    ADVANTAGE  ADVANTAGE 2
                                                 (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      1,600           --           --
   Series T                                        800           --           --
   Series W                                      2,000           --        1,880
   Series TH                                        --           --           --
   Series F                                        572        2,760           --
--------------------------------------------------------------------------------
Total                                            4,972        2,760        1,880
================================================================================

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 2006.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                                          NEW YORK
                                                          NEW YORK VALUE (NNY)    PERFORMANCE PLUS (NNP)
                                                         -----------------------  ----------------------
                                                         SIX MONTHS         YEAR  SIX MONTHS        YEAR
                                                              ENDED        ENDED       ENDED       ENDED
                                                            3/31/06      9/30/05     3/31/06     9/30/05
--------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                          --           --      24,202          --
========================================================================================================
                                                                NEW YORK             NEW YORK DIVIDEND
                                                        DIVIDEND ADVANTAGE (NAN)     ADVANTAGE 2 (NXK)
                                                        ------------------------  ----------------------
                                                         SIX MONTHS         YEAR  SIX MONTHS        YEAR
                                                              ENDED        ENDED       ENDED       ENDED
                                                            3/31/06      9/30/05     3/31/06     9/30/05
--------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                      24,598        6,166       9,343       3,630
========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended March 31, 2006, were as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                                             VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                                             (NNY)        (NNP)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
Purchases                                              $15,221,647  $33,869,144  $24,487,926  $16,705,834
Sales and maturities                                    15,006,263   36,569,414   25,992,232   14,663,227
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was as follows:

                                                                        NEW YORK      NEW YORK      NEW YORK
                                                          NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                                             VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                                             (NNY)         (NNP)         (NAN)         (NXK)
------------------------------------------------------------------------------------------------------------
Cost of investments                                   $142,278,805  $339,663,404  $198,748,812  $137,541,436
============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

                                                                        NEW YORK      NEW YORK      NEW YORK
                                                          NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                                             VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                                             (NNY)         (NNP)         (NAN)         (NXK)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $7,039,228   $16,879,185    $9,160,185    $4,939,621
   Depreciation                                           (416,943)     (953,461)     (444,748)     (324,726)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                        $6,622,285   $15,925,724    $8,715,437    $4,614,895
============================================================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2005, the Funds' last tax year end, were as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                                             VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                                             (NNY)        (NNP)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                     $535,229   $2,747,947   $1,086,003   $1,162,793
Undistributed net ordinary income **                            --       21,435           --       30,315
Undistributed net long-term capital gains                       --    5,223,056    1,982,961    1,502,376
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2005, paid on October 3, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended September 30, 2005, the Funds' last tax year end, was designated for purposes of the dividends paid deduction as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                                             VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                                             (NNY)        (NNP)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $6,441,278  $16,930,267  $10,302,766   $6,979,318
Distributions from net ordinary income **                   17,730       34,069           --        3,548
Distributions from net long-term capital gains                  --    1,266,695           --      425,821
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2005, the Funds' last tax year end, New York Value (NNY) had unused capital loss carryforwards of $625,199 available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire in 2012.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components -- a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

The annual fund-level fee, payable monthly, for each Fund (excluding New York Value (NNY)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                            NEW YORK PERFORMANCE PLUS (NNP)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


AVERAGE DAILY NET ASSETS                       NEW YORK DIVIDEND ADVANTAGE (NAN)
(INCLUDING NET ASSETS                        NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2006, the complex-level fee rate was .1887%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JULY 31,                                      JULY 31,
--------------------------------------------------------------------------------
1999*                    .30%                 2005                          .25%
2000                     .30                  2006                          .20
2001                     .30                  2007                          .15
2002                     .30                  2008                          .10
2003                     .30                  2009                          .05
2004                     .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                     MARCH 31,
--------------------------------------------------------------------------------
2001*                    .30%                 2007                          .25%
2002                     .30                  2008                          .20
2003                     .30                  2009                          .15
2004                     .30                  2010                          .10
2005                     .30                  2011                          .05
2006                     .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 1, 2006, to shareholders of record on April 15, 2006, as follows:

                                               NEW YORK    NEW YORK     NEW YORK
                                  NEW YORK  PERFORMANCE    DIVIDEND     DIVIDEND
                                     VALUE         PLUS   ADVANTAGE  ADVANTAGE 2
                                     (NNY)        (NNP)       (NAN)        (NXK)
--------------------------------------------------------------------------------
Dividend per share                  $.0355       $.0740      $.0745       $.0720
================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

     Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                  -----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from             From Net
                   Beginning                                    Investment         Capital           Investment    Capital
                      Common                           Net       Income to        Gains to            Income to   Gains to
                       Share             Net     Realized/       Preferred       Preferred               Common     Common
                   Net Asset      Investment    Unrealized          Share-          Share-               Share-     Share-
                       Value          Income    Gain (Loss)        holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)               $10.07           $ .22        $ (.11)          $ N/A           $ N/A    $ .11      $ (.21)      $ --   $ (.21)
2005                   10.01             .45           .04             N/A             N/A      .49        (.43)        --     (.43)
2004                    9.95             .45           .04             N/A             N/A      .49        (.43)        --     (.43)
2003                   10.16             .44          (.19)            N/A             N/A      .25        (.46)        --     (.46)
2002                    9.86             .47           .32             N/A             N/A      .79        (.49)        --     (.49)
2001                    9.51             .50           .36             N/A             N/A      .86        (.51)        --     (.51)

NEW YORK PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                16.44             .51          (.30)           (.07)           (.05)     .09        (.47)      (.30)    (.77)
2005                   16.50            1.05           .10            (.14)             --     1.01        (.99)      (.08)   (1.07)
2004                   16.57            1.08           .18            (.06)           (.01)    1.19       (1.01)      (.25)   (1.26)
2003                   17.11            1.10          (.34)           (.06)           (.02)     .68        (.99)      (.23)   (1.22)
2002                   15.95            1.13          1.07            (.11)             --     2.09        (.93)        --     (.93)
2001                   14.67            1.16          1.26            (.26)             --     2.16        (.88)        --     (.88)

NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                15.83             .50          (.26)           (.08)           (.03)     .13        (.47)      (.19)    (.66)
2005                   15.83            1.03           .09            (.13)             --      .99        (.99)        --     (.99)
2004                   15.66            1.06           .16            (.06)             --     1.16        (.99)        --     (.99)
2003                   15.85            1.07          (.24)           (.07)             --      .76        (.95)        --     (.95)
2002                   14.86            1.07           .89            (.11)             --     1.85        (.86)        --     (.86)
2001                   13.42            1.08          1.40            (.24)             --     2.24        (.80)        --     (.80)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                15.57             .49          (.22)           (.08)           (.03)     .16        (.45)      (.20)    (.65)
2005                   15.60            1.01           .10            (.13)             --      .98        (.95)      (.06)   (1.01)
2004                   15.44            1.02           .20            (.06)             --     1.16        (.95)      (.05)   (1.00)
2003                   15.62            1.04          (.18)           (.07)           (.01)     .78        (.91)      (.06)    (.97)
2002                   14.55            1.04           .99            (.11)             --     1.92        (.85)        --     (.85)
2001(a)                14.33             .44           .33            (.07)             --      .70        (.35)        --     (.35)
====================================================================================================================================
                                                                           Total Returns
                                                                       --------------------
                                                                                    Based
                              Offering                                                 on
                             Costs and       Ending                                Common
                             Preferred       Common                     Based       Share
                                 Share        Share        Ending          on         Net
                          Underwriting    Net Asset        Market      Market       Asset
                             Discounts        Value         Value       Value**     Value**
===========================================================================================
NEW YORK VALUE (NNY)
-------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                           $ --       $ 9.97        $ 9.55        5.52%       1.13%
2005                                --        10.07          9.26        5.88        4.95
2004                                --        10.01          9.15        5.29        5.04
2003                                --         9.95          9.11        1.65        2.59
2002                                --        10.16          9.42        4.55        8.26
2001                                --         9.86          9.49       14.66        9.23

NEW YORK PERFORMANCE
PLUS (NNP)
-------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                             --        15.76         16.35        6.98         .54
2005                                --        16.44         16.01        9.37        6.29
2004                                --        16.50         15.66        8.19        7.55
2003                                --        16.57         15.66        1.88        4.25
2002                                --        17.11         16.60       14.44       13.65
2001                                --        15.95         15.39       15.56       15.01

NEW YORK DIVIDEND
ADVANTAGE (NAN)
-------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                             --        15.30         16.02        3.46         .79
2005                                --        15.83         16.11       14.24        6.38
2004                                --        15.83         15.01        6.13        7.68
2003                                --        15.66         15.09        3.86        5.04
2002                                --        15.85         15.47       13.57       12.95
2001                                --        14.86         14.44       24.06       16.98

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
-------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                             --        15.08         15.46        5.04        1.10
2005                                --        15.57         15.34       10.61        6.45
2004                                --        15.60         14.82        9.02        7.80
2003                               .01        15.44         14.55        5.35        5.39
2002                                --        15.62         14.78        8.48       13.67
2001(a)                           (.13)       14.55         14.46       (1.29)       4.02
===========================================================================================
                                                              Ratios/Supplemental Data
                              ----------------------------------------------------------------------------------------
                                             Before Credit/Reimbursement    After Credit/Reimbursement***
                                            ----------------------------    -----------------------------
                                                          Ratio of Net                     Ratio of Net
                                              Ratio of      Investment        Ratio of       Investment
                                   Ending     Expenses       Income to        Expenses        Income to
                                      Net   to Average         Average      to Average          Average
                                   Assets   Net Assets      Net Assets      Net Assets       Net Assets
                               Applicable   Applicable      Applicable      Applicable       Applicable     Portfolio
                                to Common    to Common       to Common       to Common        to Common      Turnover
                              Shares (000)      Shares++        Shares++        Shares++         Shares++        Rate
======================================================================================================================
NEW YORK VALUE (NNY)
----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                          $150,739          .66%*          4.38%*           .65%*           4.39%*          10%
2005                              152,236          .66            4.44             .66             4.45            18
2004                              151,314          .72            4.52             .72             4.52             9
2003                              150,418          .88            4.37             .87             4.38            10
2002                              153,580          .79            4.76             .78             4.76            11
2001                              149,138          .76            5.13             .74             5.15            23

NEW YORK PERFORMANCE
PLUS (NNP)
----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                           236,477         1.22*           6.33*           1.19*            6.35*            9
2005                              246,255         1.20            6.36            1.20             6.37            16
2004                              247,139         1.21            6.58            1.21             6.59             5
2003                              247,777         1.22            6.67            1.21             6.67            14
2002                              255,890         1.24            7.08            1.23             7.09            19
2001                              238,599         1.29            7.47            1.28             7.49            19

NEW YORK DIVIDEND
ADVANTAGE (NAN)
----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                           141,202         1.17*           6.11*            .86*            6.42*           12
2005                              145,701         1.16            6.13             .80             6.50            20
2004                              145,592         1.17            6.38             .74             6.81             8
2003                              143,886         1.19            6.50             .74             6.95             8
2002                              145,599         1.21            6.76             .75             7.22            11
2001                              136,441         1.25            7.01             .78             7.49            18

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(b)                            97,543         1.18*           5.95*            .71*            6.42*           10
2005                              100,606         1.18            6.01             .73             6.46            19
2004                              100,706         1.17            6.19             .72             6.64             7
2003                               99,701         1.19            6.41             .75             6.85             8
2002                              100,886         1.21            6.69             .74             7.16            16
2001(a)                            93,965         1.12*           5.63*            .69*            6.06*           11
======================================================================================================================
                                  Preferred Shares at End of Period
                              -----------------------------------------
                                Aggregate      Liquidation
                                   Amount       and Market        Asset
                              Outstanding            Value     Coverage
                                     (000)       Per Share    Per Share
=======================================================================
NEW YORK VALUE (NNY)
-----------------------------------------------------------------------
Year Ended 9/30:
2006(b)                          $    N/A          $   N/A      $   N/A
2005                                  N/A              N/A          N/A
2004                                  N/A              N/A          N/A
2003                                  N/A              N/A          N/A
2002                                  N/A              N/A          N/A
2001                                  N/A              N/A          N/A

NEW YORK PERFORMANCE
PLUS (NNP)
-----------------------------------------------------------------------
Year Ended 9/30:
2006(b)                           124,300           25,000       72,562
2005                              124,300           25,000       74,528
2004                              124,300           25,000       74,706
2003                              124,300           25,000       74,834
2002                              124,300           25,000       76,466
2001                              124,300           25,000       72,988

NEW YORK DIVIDEND
ADVANTAGE (NAN)
-----------------------------------------------------------------------
Year Ended 9/30:
2006(b)                            69,000           25,000       76,160
2005                               69,000           25,000       77,790
2004                               69,000           25,000       77,751
2003                               69,000           25,000       77,133
2002                               69,000           25,000       77,753
2001                               69,000           25,000       74,435

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
-----------------------------------------------------------------------
Year Ended 9/30:
2006(b)                            47,000           25,000       76,884
2005                               47,000           25,000       78,514
2004                               47,000           25,000       78,567
2003                               47,000           25,000       78,033
2002                               47,000           25,000       78,663
2001(a)                            47,000           25,000       74,981
=======================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period March 27, 2001 (commencement of operations) through September 30, 2001.
(b)  For the six months ended March 31, 2006.


                                 See accompanying notes to financial statements.

                                  56-57 spread

Reinvest Automatically
      EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $145 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                o Share prices
                                o Fund details
           Learn more           o Daily financial news
about Nuveen Funds at           o Investor education
   WWW.NUVEEN.COM/CEF           o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-A-0306D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Directors implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of directors by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as director at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of directors, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Performance Plus Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: June 8, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.